As filed with the Securities and Exchange Commission on December 28, 1999

                         Securities Act File No. 333-88103
                    Investment Company Act File No. 811-9597

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                          Pre-Effective Amendment No. 1    [X]

                          Post-Effective Amendment No.

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                 Amendment No. 1    [X]

                        (Check appropriate box or boxes)

                        LORD ABBETT LARGE-CAP GROWTH FUND
               (Exact Name of Registrant as Specified in Charter)

                                767 Fifth Avenue
                               New York, NY 10153
                     (Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (212) 848 -1800

                            Lawrence H. Kaplan, Esq.
                    Vice President and Deputy General Counsel
                               Lord, Abbett & Co.
                                767 Fifth Avenue
                               New York, NY 10153
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

--------------------------
Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of beneficial interest.

                                  LORD ABBETT
                             LARGE-CAP GROWTH FUND
                                   PROSPECTUS

                                December 28, 1999

[LOGO]
LORD, ABBETT & CO.
Investment Management
A Tradition of Performance Through Disciplined Investing

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     Class P shares of the fund are neither  offered to the  general  public nor
     are  available  in  all  states.   Please  call  800-821-5129  for  further
     information.

                               Table of Contents

                                                          Page

                                    The Fund

What you should know about the fund

Goal/Principal Strategy                                    2
Main Risks                                                 2
Performance                                                3
Fees and Expenses                                          3

                                Your Investment

Information for managing your fund account

Purchases                                                  4
Sales Compensation                                         6
Opening Your Account                                       7
Redemptions                                                8
Distributions and Taxes                                    8
Services For Fund Investors                                9
Management                                                 10

                              For More Information

How to learn more about the fund

Other Investment Techniques                                12
Glossary of Shaded Terms                                   13

Compensation For Your Dealer                               15

How to learn more about the fund
and other Lord Abbett funds

Back Cover

                                    The Fund

Goal / Principal Strategy

     The fund's investment objective is long-term capital growth.

     Under normal circumstances, the fund will invest at least 65% of its total assets in equity securities of large, established companies with market capitalizations of at least $8 billion. To identify attractive companies for investment, the fund uses a "bottom up" investment research approach that seeks to identify individual companies with expected earnings growth potential and consistency that may not be recognized by the market at large. This approach is based on the following steps:

     o We identify large-capitalization companies with at least a 10% consistent, sustainable growth rate;

     o We focus on those companies demonstrating a positive historical performance as well as favorable earnings prospects for the future;

     o We focus on companies also demonstrating successful strategic business plan selection, strategy and execution, reflecting strong management leadership; and

     o We focus on companies demonstrating leadership positions within their industries.

     The fund maintains a long-term investment approach, generally expecting to hold stocks for an average of over three years. This strategy supports our style of reaping the rewards of successful, well-run companies and investing in seasoned managements for the long term. The fund may take a temporary defensive position by investing some of its assets, most likely not more than 30%, in short-term debt securities. This could reduce the benefit from any upswing in the market and prevent the fund from achieving its investment objective.

Main Risks

     The fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the fund invests. Growth stocks may grow faster than other stocks and may be more volatile. In addition, if the fund's assessment of a company's potential for growth is wrong, the price of the company's stock may decrease below the price at which the fund purchased the stock. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the fund.

We or the fund refers to the Lord Abbett Large-Cap Growth Fund.

About the fund. The fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

Large   companies  are   established   companies  that  are  considered   "known
quantities." Large companies often have the resources to weather economic shifts although they can be slower to innovate than small companies.

Bottom-up research looks for high-performing stocks of individual companies before considering the impact of economic trends. Companies might be identified from investment research analysis or personal knowledge of their products and services. This approach considers that a company can do well even if it is part of an industry that, as a whole, is not performing well.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the fund and their risks.


2 The Fund

                                     Large-Cap Growth Fund   Symbols:  Class A -
                                                                       Class B -
                                                                       Class C -
                                                                       Class P -


Performance

     The fund does not show any performance because it has not completed a full calendar year of operations.

Fees and expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fee Table

                                 Class A     Class B      Class C     Class P

Shareholder Fees (Fees paid directly
from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
--------------------------------------------------------------------------------
(as a % of offering price)       5.75%       none        none        none
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge    1.00%(1)    5.00%(2)    1.00%       none
--------------------------------------------------------------------------------
Annual Fund Operating  Expenses  (Expenses
deducted from fund assets) (as a % of average
net assets)(3)
--------------------------------------------------------------------------------
Management Fees (See "Management")0.75%       0.75%       0.75%       0.75%
Distribution  (12b-1) and Service
  Fees(4)                         0.35%       1.00%       1.00%       0.45%
Other  Expenses                   0.35%       0.35%       0.35%       0.35%
Total Annual Fund Operating
  Expenses                        1.45%       2.10%       2.10%       1.55%

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of class A shares made within 24 months following any purchases made without a sales charge.
(2) Class B shares will convert to class A shares on the eighth anniversary of your original purchase of class B shares.
(3) The annual operating expenses are based on estimated expenses for the current fiscal year.
(4) Because 12b-1 fees are paid out on an on-going basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

SHARE CLASS                                          1 YEAR           3 YEARS
Class A shares                                        $714             $1,007

--------------------------------------------------------------------------------
Class B shares                                        $713             $ 958
--------------------------------------------------------------------------------
Class C shares                                        $313             $ 658
Class P shares                                        $158             $ 490

You would pay the following expenses if you did not redeem your shares:

Class A shares                                        $714             $1,007
--------------------------------------------------------------------------------
Class B shares                                        $213             $ 658
Class C shares                                        $213             $ 658
--------------------------------------------------------------------------------
Class P shares                                        $158             $ 490

Management fees are payable to Lord, Abbett & Co. ("Lord Abbett") for the fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


                                                                      The Fund 3

Purchases

     The fund offers in this prospectus four classes of shares: classes A, B ,C, and P, each with different expenses and dividends. You may purchase shares at the net asset value ("NAV") per share determined after we receive and accept your purchase order submitted in proper form. A front-end sales charge is added to the NAV in the case of the class A shares. There is no front-end sales charge in the case of the class B and C shares although there is a contingent deferred sales charge ("CDSC") as described below. You should read this section carefully to determine which class of shares represents the best investment option for your particular situation. It may not be suitable for you to place a purchase order for class B shares of $500,000 or more or a purchase order for class C shares of $1,000,000 or more. You should discuss purchase options with your investment professional.

     For more information, see "Alternative Sales Arrangements" in the Statement of Additional Information.

     We reserve the right to withdraw all or any part of the offering made by this prospectus or to reject any purchase order. We also reserve the right to waive or change minimum investment requirements. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

--------------------------------------------------------------------------------
Share Classes
--------------------------------------------------------------------------------
 Class A  o    Normally offered with a front-end sales charge

 Class B  o    Normally no front-end sales charge, however, a CDSC is applied to shares sold prior to the sixth anniversary of purchase
          o    higher annual expenses than class A shares
          o    automatically convert to class A shares after eight years
          o    asset-based sales charge of 1.00% - See "Sales Compensation"

 Class C  o    no front-end  sales charge o higher annual  expenses than class A shares
          o    a CDSC is applied to shares  sold prior to the first  anniversary of purchase Class P
          o    available  to certain  pension or  retirement  plans  pursuant to
               Mutual Fund Fee Based Program

--------------------------------------------------------------------------------
Front-End Sales Charges - Class A Shares
--------------------------------------------------------------------------------
                                                                 To Compute
                             As a % of          As a % of        Offering Price
Your Investment           Offering Price       Your Investment   Divide NAV by
--------------------------------------------------------------------------------
Less than $50,000             5.75%                   6.10%            .9425
--------------------------------------------------------------------------------
$50,000 to $99,999            4.75%                   4.99%            .9525
--------------------------------------------------------------------------------
$100,000 to $249,999          3.95%                   4.11%            .9605
--------------------------------------------------------------------------------
$250,000 to $499,999          2.75%                   2.83%            .9725
--------------------------------------------------------------------------------
$500,000 to $999,999          1.95%                   1.99%            .9805
--------------------------------------------------------------------------------
$1,000,000 and over       No Sales Charge                             1.0000
--------------------------------------------------------------------------------


NAV per share for each class of fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of fund shares are executed at the NAV next determined after the fund receives and accepts your order. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.


4 Your Investment

     Reducing Your Class A Front-End Sales Charges. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

     o Rights of Accumulation -- A Purchaser may apply the value of the shares already owned to a new purchase of class A shares of any Eligible Fund in order to reduce the sales charge.

     o Statement of Intention -- A Purchaser of class A shares may purchase additional shares of any Eligible Fund over a 13-month period and receive the same sales charge as if all shares were purchased at once. Shares purchased through reinvestment of dividends or distributions are not included. A statement of intention can be backdated 90 days. Current holdings under rights of accumulation may be included in a statement of intention.

     For more information on eligibility for these privileges, read the applicable sections in the attached application.

     Class A Share Purchases Without A Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

     o    purchases of $1 million or more *

     o    purchases by Retirement Plans with at least 100 eligible employees *

     o    purchases under a Special Retirement Wrap Program *

     o purchases made with dividends and distributions on class A shares of another Eligible Fund

     o purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for class A shares

     o purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

     o    purchases under a Mutual Fund Fee Based Program

     o purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

     See the Statement of Additional Information for a listing of other categories of purchasers who qualify for class A share purchases without a front-end sales charge.

     * These categories may be subject to a CDSC.

     Class A Share CDSC. If you buy class A shares under one of the starred (*) categories listed above and you redeem any of them within 24 months after the month in which you initially purchased them, the fund normally will collect a CDSC of 1%.

     The class A share CDSC generally will be waived for the following conditions:

     o benefit payments under Retirement Plans such as loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement Plans (documentation may be required)

     o redemptions continuing as investments in another fund participating in a Special Retirement Wrap Program

Retirement Plans include employer-sponsored retirement plans under the Internal Revenue Code, excluding Individual Retirement Accounts.

Lord Abbett offers a variety of Retirement Plans. Call 800-253-7299 for information about:

o    Traditional, Rollover, Roth and Education IRAs

o    Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

o    Defined  Contribution  Plans

Lord Abbett Distributor LLC ("Lord Abbett Distributor") acts as agent for the fund to work with investment professionals that buy and/or sell shares of the fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell fund shares directly to investors.

Benefit Payment Documentation.
(class A CDSC only)

o    under $50,000 - no documentation necessary

o Over $50,000 - reason for benefit payment must be received in writing. Use the address indicated under "Opening your Account."


                                                               Your Investment 5

     Class B Share CDSC. The CDSC for class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC declines the longer you own your shares, according to the following schedule:

--------------------------------------------------------------------------------
Contingent Deferred Sales Charges - Class B Shares
--------------------------------------------------------------------------------
Anniversary(1) of the day on                    Contingent Deferred Sales Charge
which the purchase order                        on redemption (as % of amount
was accepted                                    subject to charge)

On                             Before
--------------------------------------------------------------------------------
                               1st                           5.0%
1st                            2nd                           4.0%
2nd                            3rd                           3.0%
3rd                            4th                           3.0%
4th                            5th                           2.0%
5th                            6th                           1.0%
on or after the 6th(2)                                       None

--------------------------------------------------------------------------------
(1) The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversaries for shares purchased on May 1 will be May 1 of each succeeding year.
(2) Class B shares will automatically convert to class A shares on the eighth anniversary of the purchase of class B shares.

     The class B share CDSC generally will be waived under the following conditions:

     o benefit payments under Retirement Plans such as loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans

     o Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts o death of the shareholder

     o redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

     See "Systematic Withdrawal Plan" under "Services For Fund Investors" for more information on CDSCs with respect to class B shares.

     Class C Share CDSC. The 1% CDSC for class C shares normally applies if you redeem your shares before the anniversary of the purchase of such shares.

     Class P Shares. Class P shares have lower annual expenses than class B and class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV (a) pursuant to a Mutual Fund Fee Based Program, or (b) to the trustees of, or employer-sponsors with respect to, pension or retirement plans with at least 100 eligible employees (such as a plan under Section 401(a), 401(k) or 457(b) of the Internal Revenue Code) which engage an investment professional providing or participating in an agreement to provide certain recordkeeping, administrative and/or sub-transfer agency services to the fund on behalf of the class P shareholders.

Sales Compensation

     As part of its plan for distributing shares, the fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the fund's shares and service its shareholder accounts.

     Sales compensation originates from two sources, as shown in the table "Fees and Expenses": sales charges which are paid directly by shareholders; and 12b-1 distribution and service fees

CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are being sold, which-ever is lower. In addition, repayment of loans under Retirement Plans and 403(b) Plans will constitute new sales for purposes of assessing the CDSC.


To minimize the amount of any CDSC, the fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

2.   shares held for six years or more (class B) or one year or more (class C)

3. shares held the longest before the sixth anniversary of their purchase (class B) or before the first anniversary of their purchase (class C)


6 Your Investment
     that are paid out of the fund's assets. Service compensation originates from 12b-1 service fees. The 12b-1 fees payable with respect to each share class are .35% of class A shares, 1.00% of class B and C shares, and .45% of class P shares. The amounts payable as compensation to Authorized Institutions, such as your dealer, are shown in the chart at the end of this prospectus. The portion of such compensation paid to Lord Abbett Distributor is discussed under "Sales Activities" and "Service Activities." Sometimes we do not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, we may not require payment of any otherwise applicable CDSC.

     We may pay Additional Concessions to Authorized Institutions from time to time.

     Sales Activities. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity which is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to a fund's class A and class C shares for activities which are primarily intended to result in the sale of such class A and class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, Additional Concessions to Authorized Institutions, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

     Service Activities. We may pay 12b-1 service fees to Authorized Institutions for any activity which is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

OPENING YOUR ACCOUNT

     MINIMUM INITIAL INVESTMENT

     o    Regular Account                                                 $1,000

     o    Individual  Retirement  Accounts  and 403(b)  Plans
          under the Internal Revenue Code                                   $250

     o    Uniform Gift to Minor Account                                     $250

     For Retirement Plans and Mutual Fund Fee Based Programs no minimum investment is required, regardless of share class.

     You may purchase shares through any independent securities dealer that has a sales agreement with Lord Abbett Distributor or you can fill out the attached application and send it to the fund at the address stated below. You should carefully read the paragraph below entitled "Proper Form" before placing your order to ensure that your order will be accepted.

     Lord Abbett Large-Cap Growth Fund
     P.O. Box 419100
     Kansas City, MO 64141

     By Exchange. Telephone the fund at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

     Proper Form. An order submitted directly to the fund must contain: (1) a completed application, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information call the fund at 800-821-5129.

12b-1 fees are payable regardless of expenses. The amounts payable by a fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee payable to it, a fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the full amount of the fee.

Exchange Limitations. Exchanges should not be used to try to take advantage of short-term swings in the market. Frequent exchanges create higher expenses for the fund. Accordingly, the fund reserves the right to limit or terminate this privilege for any shareholder making frequent exchanges or abusing the privilege. The fund also may revoke the privilege for all shareholders upon 60 days' written notice.


                                                               Your Investment 7

REDEMPTIONS

     By Broker. Call your investment professional for instructions on how to redeem your shares.

     By Telephone. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative should call the fund at 800-821-5129.

     By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.

     Include all necessary signatures. If the signer has any Legal Capacity, the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation call 800-821-5129.

     Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     To determine if a CDSC applies to a redemption, see "Class A share CDSC," "Class B share CDSC" or "Class C share CDSC."

DISTRIBUTIONS AND TAXES

     The fund normally pays its shareholders dividends from its net investment income and distributes its net capital gains (if any) as "capital gains distributions" on an annual basis. Your distributions will be reinvested in the fund unless you instruct the fund to pay them to you in cash. There are no sales charges on reinvestments. The tax status of distributions is the same for all shareholders regardless of how long they have owned fund shares or whether distributions are reinvested or paid in cash.

     Except in tax-advantaged accounts, any sale, redemption or exchange of fund shares may be taxable to the shareholder.

     Information on the tax treatment of distributions, including the source of dividends and distributions of capital gains by the fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state and local tax rules that apply to you.

Small Accounts. Our Board may authorize closing any account in which there are fewer than 25 shares if it is in a fund's best interest to do so.

Eligible Guarantor is any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.


8 Your Investment

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out your application or by calling 800-821-5129.

--------------------------------------------------------------------------------
For investing

Invest-A-Matic      You may make fixed,  periodic investments ($50 minimum) into
(Dollar-cost        your fund account by means of automatic money transfers from
averaging)          your bank checking account. See the attached application for instructions.

Div-Move            You   may   automatically   reinvest   the   dividends   and
                    distributions from your account into another account in any Eligible Fund ($50 minimum).

For selling shares

Systematic          You may make  regular  withdrawals  from  most  Lord  Abbett
Withdrawal          funds.  Automatic cash  withdrawals will be paid to you from
Plan ("SWP")        your  account in fixed or variable  amounts.  To establish a plan, the value of your shares must be at least $10,000, except for Retirement Plans for which there is no minimum.

Class B shares      The CDSC will be waived on  redemptions  of up to 12% of the current net asset value of your account at the time of your SWP request. For class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the fund for assistance in minimizing the CDSC in this situation.

Class B and         Redemption  proceeds  due to a SWP for  class B and  class C
C shares            shares will be redeemed in the order  described under "CDSC"
                    under "Purchases."

--------------------------------------------------------------------------------

OTHER SERVICES

     Telephone Investing. After we have received the attached application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the fund for an existing account. The fund will purchase the requested shares when it receives the money from your bank.

     Exchanges. You or your investment professional may instruct the fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instruction may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The fund must receive instructions for the exchange before the close of the NYSE on the day of your call in which case you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes. Be sure to read the current prospectus for any fund into which you are exchanging.

     Reinvestment Privilege. If you sell shares of the fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

     Account Statements. Every Lord Abbett investor automatically receives quarterly account statements.

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.


                                                               Your Investment 9

     Householding. Shareholders with the same last name and address will receive a single copy of a prospectus and an annual or semi-annual report, unless additional reports are specifically requested in writing to the fund.

     Account Changes. For any changes you need to make to your account, consult your investment professional or call the fund at 800-821-5129.

     Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

MANAGEMENT

     The fund's investment adviser is Lord, Abbett & Co., located at 767 Fifth Avenue, New York, NY 10153-0203. On or about January 17, 2000, the new address will be 90 Hudson St., Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $33 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the funds, see the Statement of Additional Information. The fund pays Lord Abbett a monthly fee of .75% based on average daily net assets for each month. In addition, the fund pays all expenses not expressly assumed by Lord Abbett.

     Portfolio Manager. Stephen Humphrey serves as Executive Vice President and Portfolio Manager of the Lord Abbett Large-Cap Growth Fund and is primarily responsible for the day-to-day management of the fund. Mr. Humphrey joined Lord Abbett in 1999; prior to that he was a Vice President and Portfolio Manager at Chase Manhattan Bank from 1976 - 1999, managing private accounts from 1981 and pooled investment funds from 1985.

     Historical Performance of Portfolio Manager. From March 17, 1997 until August 17, 1999, Mr. Humphrey was primarily responsible for the day-to-day management of the Chase Vista Select Large Cap Growth Fund, a registered investment company. As the portfolio manager of this fund, Mr. Humphrey had full discretionary authority over the selection of investments for the fund. From the fund's inception on January 1, 1997 until March 17, 1997, a team of investment professionals at Chase Manhattan Bank, including Mr. Humphrey, was responsible for the management of the fund's portfolio.


10 Your Investment

     The cumulative total return for the Chase Vista Select Large Cap Growth Fund from March 17, 1997 through July 31, 1999 was 109.01%. At July 31, 1999, this fund had $825.2 million in net assets. As shown in the table below, average annual total returns for the one year period ended July 31, 1999 and for the period during which Mr. Humphrey managed that fund, compared with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Lipper Large Cap Growth Fund average, were:


--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                         Chase Vista Select              Lipper Large Cap
                         Large-Cap Growth   S&P 500      Growth Fund
                         Growth Fund(a)     Index(b)     Average
One Year Ending July 31, 1999      32.58%     20.20%       24.02%
--------------------------------------------------------------------------------
March 20, 1997
through July 31, 1999              36.59%(c)  27.05%(d)   29.41%(e)
--------------------------------------------------------------------------------

(a)  Average  annual  total  return   reflects   changes  in  share  prices  and
     reinvestment of dividends and distributions and is net of fund expenses.
(b)  The S&P 500 Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.
(c)  The average annual total return for the period from March 17, 1997 through July 31, 1999 was 35.52%.
(d)  This  percentage  represents  the average  annual  return of the S&P 500(R)
     Index  during the period from March 20, 1997 through July 31, 1999 that Mr.  Humphrey  managed the Chase Vista Select Large Cap Growth Fund.
(e)  This  percentage  represents  the average annual return of the Lipper Large
     Cap Growth Fund  average  during the period from March 20, 1997 through
     July 31, 1999 that Mr.  Humphrey  managed the
     Chase Vista Select Large Cap Growth Fund.

     Historical performance is not indicative of future performance. Although the Lord Abbett Large-Cap Growth Fund and the Chase Vista Select Large Cap
     Growth Fund have substantially similar investment objectives, policies and strategies, the Chase Vista Select Large Cap Growth Fund is a separate fund and its historical performance is not indicative of the future performance of the Lord Abbett Large-Cap Growth Fund. For the periods shown above, the anticipated expenses of the Lord Abbett Large-Cap Growth Fund may have been higher than the expenses of the Chase Vista Select Large Cap Growth Fund.
     Higher expenses,  of course,  would reduce a fund's performance.  The Chase
     Vista Select Large Cap Growth Fund was the only investment vehicle that Mr.
     Humphrey managed during the period he was employed at Chase Manhattan Bank that has or had substantially similar investment objectives, policies and strategies as those of the Lord Abbett Large-Cap Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

                                                              Your Investment 11



                              FOR MORE INFORMATION

OTHER INVESTMENT TECHNIQUES

     This section describes some of the investment techniques that might be used by the fund and their risks.

     Adjusting Investment Exposure. The fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. The fund may use these transactions to change the risk and return characteristics of the fund's portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with a fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

     Diversification. The fund is a diversified fund, which generally means that with respect to 75% of its total assets, it will not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. U.S. government securities are not subject to these requirements.

     Futures Contracts and Options on Futures Contracts. The fund may enter into financial futures transactions. A financial futures transaction is the purchase or sale of an exchange-traded contract to buy or sell a specified financial instrument or index at a specific future date and price. The fund will not enter into any futures contracts, or options thereon, if the aggregate market value of the securities covered by futures contracts plus options on such financial futures exceeds 50% of its total assets.

     Options Transactions. The fund may purchase and write put and call options on equity securities or stock indices that are traded on national securities exchanges.

     A put option gives the buyer of the option the right to sell, and the seller of the option the obligation to buy, the underlying instrument during the option period. The fund may write only covered put options to the extent that cover for such options does not exceed 15% of the fund's net assets. The fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options.

     A call option gives the buyer of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument. The fund may only sell (write) covered call options. This means that the fund may only sell call options on securities it owns. When the fund writes a call option, it gives up the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

     Risks of Futures Contracts and Options Transactions. The fund's transactions, if any, in futures, options on futures and other options involve additional risk of loss. Loss may result from a lack of correlation between changes in the value of these derivative instruments and the fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these investment techniques


12 For More Information
     also involves the risk of loss if Lord Abbett is incorrect in its expectation of fluctuations in securities prices. In addition, the loss that may be incurred by the fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     Portfolio Securities Lending. The fund may lend securities to broker-dealers and financial institutions, as a means of earning income. This practice could result in a loss or delay in recovering the fund's securities, if the borrower defaults. The fund will limit its securities loans to 5% of its total assets and all loans will be fully collateralized.

GLOSSARY OF SHADED TERMS

     Additional Concessions. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Additional payments may be paid from Lord Abbett Distributor's own resources or from distribution fees received from a fund and will be made in the form of cash or, if permitted, non-cash payments. The non-cash payments will include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or the receipt of merchandise. The cash payments may include payment of various business expenses of the dealer.

     In selecting dealers to execute portfolio transactions for a fund's portfolio, if two or more dealers are considered capable of obtaining best execution, we may prefer the dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds.

     Authorized Institutions. Institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan are "Authorized Institutions." Lord Abbett Distributor is an Authorized Institution.

     Eligible  Fund. An Eligible Fund is any Lord  Abbett-sponsored  fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such a fund is not offered for sale; (2) Lord Abbett Equity Fund; (3) Lord Abbett Series Fund; (4) Lord Abbett U.S. Government Securities Money Market Fund ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett family of funds). An Eligible Fund also is any Authorized Institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria.

     Eligible Mandatory Distributions. If class B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution which bears the same relation to the entire mandatory distribution as the B share investment bears to the total investment.

     Legal Capacity. With respect to a redemption request, if (for example) the request is on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A.Doe, Executor of the Estate of John W. Doe. That signature using that capacity must be guaranteed by an Eligible Guarantor.

     Similarly, if (for example) the redemption request is on behalf of the ABC Corporation by a person (Mary B. Doe) that has the legal capacity to act on behalf of this corporation, because she is the President of the corporation, then the request must be executed as

GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

  In the case of the estate --

    Robert A. Doe
    Executor of the Estate of
    John W. Doe

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            John Doe
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM'sm'
                                              SR

  In the case of the corporation --
  ABC Corporation

    Mary B. Doe

    By Mary B. Doe, President

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            John Doe
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM'sm'


                                                         For More Information 13
     follows: ABC Corporation by Mary B.Doe, President. That signature using that capacity must be guaranteed by an Eligible Guarantor (see example in right column).

     Mutual Fund Fee Based Program. Certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions ("entities") who either (1) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares (and sometimes providing for acceptance of orders for such shares on our behalf) in particular investment products made available for a fee to clients of such entities, or (2) charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     Purchaser. The term "purchaser" includes: (1) an individual, (2) an individual and his or her spouse and children under the age of 21, and (3) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code - more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee as one account), although more than one beneficiary is involved.

     Special Retirement Wrap Program. A program sponsored by an Authorized Institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor from a Mutual Fund Fee Based Program. Such characteristics include, among other things, the fact that an Authorized Institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under the class A 12b-1 Plan and the fact that the program relates to participant-directed Retirement Plans.

Year 2000 Issues. The fund could be adversely affected if the computers used by the fund and its service providers do not properly process and calculate date-related information from and after January 1, 2000.

Lord Abbett is working to avoid such problems and has received assurances from the fund's service providers that they are taking similar steps. Of course, the Year 2000 problem is unprecedented and, therefore, Lord Abbett cannot eliminate altogether the possibility that it or the fund will be affected.

In addition, companies in which the fund invests may experience similar difficulties. These problems could negatively affect the value of the issuer's securities, which in turn could impact the fund's performance.


14 For More Information

COMPENSATION FOR YOUR DEALER

--------------------------------------------------------------------------------
                                                       FIRST YEAR COMPENSATION

           Front-end
           sales charge       Dealer's
           paid by investors  concession      Service fee(1)   Total
      (% of offering price)   (% of offering (% of net      Compensation(2)
                               price)         investment)   (% of offering
Class A investments                                              price)
--------------------------------------------------------------------------------
Less than $50,000       5.75%         5.00%          0.25%          5.24%
$50,000 - $99,999       4.75%         4.00%          0.25%          4.24%
$100,000 - $249,999     3.95%         3.25%          0.25%          3.49%
$250,000 - $499,999     2.75%         2.25%          0.25%          2.49%
$500,000 - $999,999     1.95%         1.75%          0.25%          2.00%
--------------------------------------------------------------------------------
$1 million or more(3) or Retirement
Plan - 100 or more eligible employees(3)
or Special Retirement Wrap Program(3)
--------------------------------------------------------------------------------
First $5 million   no front-end
                   sales charge       1.00%         0.25%           1.25%
Next $5 million
above that       no front-end
                 sales charge         0.55%         0.25%           0.80%
Next $40 million
above that       no front-end
                    sales charge      0.50%         0.25%           0.75%
Over $50 million  no front-end
                    sales charge      0.25%         0.25%           0.50%
--------------------------------------------------------------------------------
Class B investments(4)             Paid at time of sale (% of net asset value)
All amounts    no front-end
               sales charge           3.75%         0.25%           4.00%
--------------------------------------------------------------------------------
Class C investments(4)
All amounts    no front-end
               sales charge           0.75%         0.25%           1.00%
--------------------------------------------------------------------------------
Class P investments                Percentage of average net assets
All amounts   no front-end
                sales charge          0.25%         0.20%            0.45%
--------------------------------------------------------------------------------
                                ANNUAL COMPENSATION AFTER FIRST YEAR
Class A investments
All amounts   no front-end
               sales charge           none           0.25%            0.25%
--------------------------------------------------------------------------------
Class B investments(4)             Percentage of average net assets(5)
All amounts   no front-end
               sales charge           none           0.25%            0.25%
--------------------------------------------------------------------------------
Class C investments(4)
All amounts   no front-end
               sales charge           0.75%          0.25%            1.00%
--------------------------------------------------------------------------------
Class P investments
All amounts   no front-end
               sales charge           0.25%          0.20%            0.45%
--------------------------------------------------------------------------------

(1) The service fee for class A and P shares is paid quarterly. The first year's service fee on class B and C shares is paid at the time of sale.
(2)  Reallowance/concession   percentages   and  service  fee   percentages  are
     calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. Additional Concessions may be paid to Authorized Institutions, such as your dealer, from time to time.
(3) Concessions are paid at the time of sale on all class A shares sold during any 12-month period starting from the day of the first net asset value sale. With respect to (a) class A share purchases at $1 million or more, sales qualifying at such level under rights of accumulation and statement of intention privileges are included and (b) for Special Retirement Wrap Programs, only new sales are eligible and exchanges into the fund are excluded. Certain purchases of class A shares are subject to a CDSC.
(4)  Class B and class C shares are subject to CDSCs.
(5) With respect to class B, C and P shares, 0.25%, 1.00% and 0.45%, respectively, of the average annual net asset value of such shares outstanding during the quarter (including distribution reinvestment shares after the first anniversary of their issuance) is paid to Authorized Institutions, such as your dealer. These fees are paid quarterly in arrears.


                                                        Financial Information 15

                       THIS PAGE INTENTIONALLY LEFT BLANK

     More information on the fund is or will be available free upon request, including the following:

Annual/Semi-annual Report

     Describes the fund, lists portfolio holdings and contains a letter from the
     fund's  manager   discussing   recent  market  conditions  and  the  fund's
     investment strategies.

Statement of Additional Information ("SAI")

     Provides more details about the fund and its policies.  A current SAI is on
     file  with  the   Securities  and  Exchange   Commission   ("SEC")  and  is
     incorporated by reference (is legally considered part of this prospectus).

Lord Abbett Large-Cap Growth Fund
767 Fifth Avenue New York, NY 10153-0203

On or about January 17, 2000, the new address will be:
90 Hudson Street Jersey City, NJ 07302-3973
------------------------------------------
SEC file number: 811-9597


To obtain information:

By telephone.  Call the fund at: 800-426-1130

By mail. Write to the fund at: The Lord Abbett Family of Funds The General Motors Building 767 Fifth Avenue New York, NY 10153-0203 On or about January 17, 2000, the new address will be: 90 Hudson Street Jersey City, NJ 07302-3973

Via the Internet.
Lord, Abbett & Co.
www.lordabbett.com

Text only versions of fund documents can be viewed online or downloaded from:
SEC
www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.

LALCG-1-1299 (12/99)

LORD ABBETT

Statement of Additional Information                         December 28, 1999

                                   LORD ABBETT

                              Large-Cap Growth Fund


This Statement of Additional Information is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. On or about January 17, 2000, the new address will be 90 Hudson St., Jersey City, NJ 07302-3973. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus dated December 28, 1999.


Shareholder inquiries should be made by directly contacting the Fund or by calling 800-821-5129. In addition, you can make inquiries through your dealer.




                    1.       Investment Policies                         2
                    2.       Trustees and Officers                       5
                    3.       Investment Advisory and Other Services      9
                    4.       Portfolio Transactions                      9
                    5.       Purchases, Redemptions
                             and Shareholder Services                    11
                    6.       Performance                                 18
                    7.       Taxes                                       19
                    8.       Information About The Company               20
                    9.       Financial Statements                        20

                                       1.
                               Investment Policies


The Lord  Abbett  Large-Cap  Growth  Fund (the  "Company"  or the  "Fund")  is a
diversified   open-end  management   investment  company  registered  under  the
Investment Company Act of 1940, as amended (the "Act").


Fundamental Investment Restrictions. The Fund is subject to the following fundamental investment restrictions, which cannot be changed without approval of a majority of the Fund's outstanding shares.

The Fund may not:

     (1)  borrow  money,   issue  senior  securities  or  mortgage,   pledge  or
          hypothecate its assets except to the extent permitted under the Act;

     (2) engage in the underwriting of securities, except to the extent that, in connection with the disposition of its portfolio securities or as otherwise permitted under applicable law, it may be deemed to be an underwriter under federal securities laws;

     (3) invest more than 25% of the value of its total assets in the securities of issuers in any particular industry (excluding obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions);


     (4) buy or sell real estate (except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) or commodities or commodity contracts (except to the extent the Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);


     (5) make loans, except that the acquisition of or investment in debt securities, repurchase agreements or similar instruments shall not be subject to this restriction, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law; and


     (6) with respect to 75% of the value of the total assets of the Fund, (i) buy securities of any one issuer representing more than 5% of the value of its total assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) own more than 10% of the voting securities of such issuer.

Compliance with the investment restrictions in this section 1 will be determined at the time of the purchase or sale of the portfolio investments.

Non-Fundamental Investment Restrictions. In addition to policies in the Prospectus and the investment restrictions above which cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment policies which may be changed by the Board of Trustees without shareholder approval.


The Fund may not:


     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A") deemed to be liquid by the Board of Trustees;

     (3) invest in the securities of other investment companies as defined in the Act, except as permitted by applicable law;


     (4) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund's Prospectus and statement of additional information, as they may be amended from time to time; and

     (5) buy from or sell to any of the Fund's officers, trustees, employees, or its investment adviser any securities other than shares of the Fund.

Rights And Warrants. The Fund may invest in rights and warrants to purchase securities, including warrants which are not listed on the NYSE or American Stock Exchange in an amount not to exceed 5% of the value of the Fund's gross assets.


Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer, as the case may be. Warrants represent the privilege to purchase securities at a stipulated price and are usually valid for several years. Rights and warrants generally do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.

Also, the value of a right or warrant may not necessarily change with the value of the underlying securities and rights and warrants cease to have value if they are not exercised prior to their expiration date.

Options And Financial Futures Transactions. The Fund may engage in options and financial futures transactions in accordance with its investment objective and policies. Although the Fund is not currently employing such options and financial futures transactions, it may engage in such transactions in the future if it appears advantageous to us to do so, in order to cushion the effects of fluctuating interest rates and adverse market conditions. The use of options and financial futures, and possible benefits and attendant risks, are discussed below, along with information concerning certain other investment policies and techniques.

Financial Futures Contracts. The Fund may enter into contracts for the future delivery of a financial instrument, such as a security or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in interest rates or market conditions which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities which differ from those specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written. The Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the market value of the securities covered by such outstanding contracts and options would exceed 50% of its total assets.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases, a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells contracts and will be required to maintain margin deposits. At the time it enters into a futures contract, it is required to deposit with the custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce our return. Futures contracts entail risks. If the investment adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities (or securities indices) being hedged depends upon such things as variations in demand for futures contracts and securities underlying the contracts and differences between the liquidity of the markets for such contracts and the securities underlying them. In addition, the market prices of futures contracts may be affected by certain factors not directly related to the underlying securities. At any given time, the availability of futures contracts, and hence their prices, are influenced by credit conditions and margin requirements. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser may not result in a successful hedging transaction.

Call Options On Stock. The Fund may, from time to time, write call options on its portfolio securities. The Fund may write only call options which are "covered," meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Fund by the purchaser of the option is the "premium." The Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 5% of its gross assets at the time an option is written.

The Fund will not be able to effect a closing purchase transaction after it receives notice of exercise. In order to write a call option, the Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. The Fund may not purchase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the Fund for writing the option.

Generally, the Fund intends to write listed covered call options during periods when it anticipates declines in the market values of portfolio securities because the premiums received may offset to some extent the decline in the Fund's net asset value occasioned by such declines in market value. Except as part of the "sell discipline" described below, the Fund will generally not write listed covered call options when it anticipates that the market values of its portfolio securities will increase.

One reason for the Fund to write call options is as part of a "sell discipline." If the Fund decides that a portfolio security would be overvalued and should be sold at a certain price higher than the current price, it could write an option on the stock at the higher price. Should the stock subsequently reach that price and the option be exercised, the Fund would, in effect, have increased the selling price of that stock, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the stock declined and the option were not exercised, the premium would offset all or some portion of the decline. It is possible that the price of the stock could increase beyond the exercise price; in that event, the Fund would forego the opportunity to sell the stock at that higher price.

In addition, call options may be used as part of a different strategy in connection with sales of portfolio securities. If, in the judgment of the Fund Management, the market price of a stock is overvalued and it should be sold, the Fund may elect to write a call option with an exercise price substantially below the current market price. As long as the value of the underlying security remains above the exercise price during the term of the option, the option will, in all probability, be exercised, in which case the Fund will be required to sell the stock at the exercise price. If the sum of the premium and the exercise price exceeds the market price of the stock at the time the call option is written, the Fund would, in effect, have increased the selling price of the stock. The Fund would not write a call option in these circumstances if the sum of the premium and the exercise price were less than the current market price of the stock.

Put Options On Stock. The Fund may also write listed put options. If the Fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option.

Writing listed put options is a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or, more importantly, because Fund Management believes a more defensive and less fully invested position is desirable in light of market conditions. If the Fund Management wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the Fund writes a listed put, the price of the underlying stock declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the Fund for the stock. The price of the stock may decline by an amount in excess of the premium, in which event the Fund would have foregone an opportunity to purchase the stock at a lower price.

If, prior to the exercise of a put option, the Fund determines that it no longer wishes to invest in the stock on which the put option had been written, the Fund may be able to effect a closing purchase transaction on an exchange by purchasing a put option of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the premium received on writing the put option and there is no guarantee that a closing purchase transaction can be effected.


The Fund may only write covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options.


Unless the Fund has other liquid assets that are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow (in amounts not exceeding 20% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

When the Fund has written a call, there is also a risk that the market may decline between the time the call is written and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

                                       2.

                              Trustees And Officers


The Board of Trustees of the Fund is responsible for the management of the business and affairs of the Fund.

The following trustee is a partner of Lord, Abbett & Co. ("Lord Abbett"), The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. He has been associated with Lord Abbett for over five years and is also an officer, director, or trustee of thirteen other Lord Abbett-sponsored funds.

*Robert S. Dow, age 54, Chairman and President

*Mr. Dow is an "interested person" as defined in the Act.

The following outside trustees are also directors or trustees of thirteen other Lord Abbett-sponsored funds referred to above.


E. Thayer Bigelow, Trustee
Time Warner Inc.
1271 Avenue of the Americas
New York, New York

Senior Adviser, Time Warner Inc. (since 1998). Formerly, Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998). Formerly, President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997). Prior to that, President and Chief Operating Officer of Home Box Office, Inc. Age 58.

William H.T. Bush, Trustee
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri

Co-founder   and   Chairman  of  the  Board  of  financial   advisory   firm  of
Bush-O'Donnell & Company (since 1986). Age 61.

Robert B. Calhoun, Jr., Trustee


Monitor Clipper Partners
650 Madison Avenue, 9th Floor
New York, New York


Managing Director of Monitor Clipper Partners (since 1997) and President of The Clipper Group L.P., both private equity investment funds (since 1990). Age 57.

Stewart S. Dixon, Trustee


Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois


Partner in the law firm of Wildman, Harrold, Allen & Dixon (since 1990). Age 68.

John C. Jansing, Trustee


162 S. Beach Road
Hobe Sound, Florida


Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 73.

C. Alan MacDonald, Trustee
Directorship Inc.
8 Sound Shore Drive
Greenwich, Connecticut

Currently involved in golf development  management on a consultancy basis (since
1999). Formerly, Managing Director of The Directorship Inc., a consultancy in board management and corporate governance (1997-1999). Prior to that, General Partner of The Marketing Partnership, Inc., a full service marketing consulting firm (1994-1997). Prior to that, Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992-1994). His career spans 36 years at Stouffers and Nestle with 18 of the years as Chief Executive Officer. Currently serves as Director of DenAmerica Corp., J. B. Williams Company, Inc., Fountainhead Water Company and Exigent Diagnostics. Age 66.

Hansel B. Millican, Jr., Trustee


Rochester Button Company
1328 Broadway (Suite 816)
New York, New York


President and Chief Executive Officer of Rochester Button Company (since 1991). Age 71.

Thomas J. Neff, Trustee


Spencer Stuart
277 Park Avenue
New York, New York


Chairman of Spencer Stuart, an executive search consulting firm (since 1976). Currently serves as a Director of Ace, Ltd. (NYSE). Age 62.

The second column of the following table sets forth the compensation accrued for outside trustees. The third column sets forth information with respect to the pension or retirement benefits accrued for outside directors/trustees maintained by the Lord Abbett-sponsored funds. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

                        For the Fiscal Year July 31, 1998
                        ---------------------------------

      (1)                (2)            (3)                 (4)

                                   Pension or             For Year Ended
                                   Retirement Benefits    December 31, 1998
                                   Accrued by the         Total Compensation
                  Aggregate        Company and          Paid by the Company and
                 Compensation      Thirteen Other Lord    Thirteen Other Lord
                 Accrued by        Abbett-sponsored       Abbett-sponsored
Name of          the Company(1)      Companies(2)         Companies(3)
Trustee

E. Thayer Bigelow      None            $17,622                    $57,400
William H.T. Bush*     None            $15,846                    $27,500
Robert B. Calhoun, Jr.** None          $12,276                    $33,500
Stewart S. Dixon         None          $32,420                    $56,500
John C. Jansing          None          $41,108(4)                 $55,500
C. Alan MacDonald        None          $26,763                    $55,000
Hansel B. Millican, Jr.  None          $37,822                    $55,500
Thomas J. Neff           None          $20,313                    $56,500


*Elected as of  August 13, 1998
**Elected as of June 17, 1998


1. Outside directors/trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored companies based on the net assets of each fund. A portion of the fees payable by the Company to its outside trustees is being deferred under a plan ("equity based plan") that deems the deferred amounts to be invested in shares of the Company for later distribution to the trustees. Since the Lord Abbett Large-Cap Growth Fund is new, no compensation has yet been paid to its trustees.

2. The amounts in Column 3 were accrued by the Lord Abbett-sponsored Funds for the 12 months ended October 31, 1999 with respect to the equity based plan established for independent directors/trustees in 1996. This plan supercedes a previously approved retirement plan for all future directors/trustees. Current directors had the option to convert their accrued benefits under the retirement plan. All of the outside directors except one made such an election. Each plan also provides for a pre-retirement death benefit and actuarially reduced joint-and-survivor spousal benefits.

3. This column shows aggregate compensation, including directors/trustees' fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, paid by the Lord Abbett-sponsored funds during the year ended December 31, 1998 but does not include amounts accrued under the equity based plan and shown in Column 3.

4. Mr. Jansing chose to continue to receive benefits under the retirement plan, which provides that outside directors/ trustees may receive annual retirement benefits for life equal to their final annual retainer following retirement at or after age 72 with at least ten years of service. Thus, if Mr. Jansing were to retire and the annual retainer payable by the funds were the same as it is today, he would receive annual retirement benefits of $50,000.

Except where indicated, the following executive officers of the Company have been associated with Lord Abbett for over five years. Messrs. Carper, Hilstad, and Morris are partners of Lord Abbett; the others are employees. None have received compensation from the Fund.


Executive Vice President:


Stephen Humphrey, age 55 (with Lord Abbett since 1999, formerly Vice President and Portfolio Manager at Chase Manhattan Bank from 1976 - 1999)

Vice Presidents:

Joan A. Binstock, age 45 (with Lord Abbett since 1999, formerly Chief Operating Officer of Morgan Grenfell from 1996 to 1999, prior thereto Principal of Ernst & Young LLP)


Daniel E. Carper, age 47


Paul A. Hilstad, age 56, Vice President and Secretary (with Lord Abbett since 1995; formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.)

Lawrence H. Kaplan, age 42 (with Lord Abbett since 1997 - formerly Vice President and Chief Counsel of Salomon Brothers Asset Management Inc. from 1995 to 1997, prior thereto Senior Vice President, Director and General Counsel of Kidder Peabody Asset Management, Inc.)

Robert G. Morris, age 54


A. Edward Oberhaus, age 39


Tracie E. Richter,  age 31 (with Lord Abbett since 1999, formerly Vice President
- Head of Fund Administration of Morgan Grenfell from 1998 to 1999, Vice President of Bankers Trust from 1996 to 1998, prior thereto Tax Associate of Goldman Sachs).


Treasurer:

Donna M. McManus, age 38 (with Lord Abbett since 1996, formerly a Senior Manager at Deloitte & Touche LLP).


As of the date hereof, our officers and trustees, as a group, owned less than 1% of the Fund's outstanding shares and there were no record holders of 5% or more of the Fund's outstanding shares, other than Lord Abbett Distributor.

                                       3.
                     Investment Advisory And Other Services


The services performed by Lord Abbett are described under "Management" in the Prospectus. Under the Management Agreement, we are obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month at an annual rate of .75 of 1% for the Lord Abbett Large-Cap Growth Fund. This fee is allocated among the classes of the Fund based on the Fund's average daily net assets.

The Fund pays all expenses not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.


Although not obligated to do so, Lord Abbett may waive all or a part of its management fees and or may assume other expenses of the Fund.


Lord Abbett Distributor LLC, General Motors Building, 767 Fifth Avenue, The General Motors Building, New York, New York 10153-0203, serves as the principal underwriter for the Company.

The Bank of New York ("BNY"), 48 Wall Street, New York, New York, is the Company's custodian. In accordance with the requirements of Rule 17f-5, the Company's Board of Trustees have approved arrangements permitting the Fund's foreign assets not held by BNY or its foreign branches to be held by certain qualified foreign banks and depositories.


Deloitte & Touche LLP, Two World Financial Center, New York, New York, are the independent auditors of the Company and must be approved at least annually by our Board of Trustees to continue in such capacity. Deloitte & Touche LLP perform audit services for the Fund, including the examination of financial statements included in the Fund's Annual Report to Shareholders.


United  Missouri  Bank of Kansas  City,  N.A.,  Tenth and  Grand,  Kansas  City,
Missouri, acts as the transfer agent and dividend disbursing agent for the Company.


                                       4.
                             Portfolio Transactions

The Company's policy is to obtain best execution on all our portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, we generally pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, we may, if considered advantageous, make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are officers of each Lord Abbett-sponsored fund and also are employees of Lord Abbett. These traders do the trading as well for other accounts -- investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Fund; conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold the Lord Abbett-sponsored funds' shares and/or shares of other Lord Abbett-sponsored funds may be preferred.

If other clients of Lord Abbett buy or sell the same security at the same time as a Lord Abbett-sponsored fund does, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with a Lord Abbett-sponsored fund in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as a Lord Abbett-sponsored fund does, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as a Lord Abbett-sponsored fund does.

The Lord Abbett-sponsored funds will not seek "reciprocal" dealer business (for the purpose of applying commissions in whole or in part for their benefit or otherwise) from dealers as consideration for the direction to them of portfolio business.

                                       5.
                             Purchases, Redemptions
                            And Shareholder Services

Information  concerning  how we value our shares for the purchase and redemption
of  our  shares  is  contained  in  the   Prospectus   under   "Purchases"   and
"Redemptions," respectively.

As disclosed in the Prospectus, we calculate our net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


The Company values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on the NYSE or American Stock Exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Trustees.

For each class of shares, the net asset value will be determined by taking the net assets and dividing by the number of shares outstanding.


The Fund has entered into a distribution agreement with Lord Abbett Distributor LLC, a New York limited liability company ("Lord Abbett Distributor") and subsidiary of Lord Abbett under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts. the

Conversion of Class B Shares. The conversion of Class B shares on the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

ALTERNATIVE SALES ARRANGEMENTS


Classes of Shares. The Fund offers investors four different classes of shares in this Statement of Additional Information. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

Class A Shares. If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million (or on investments for employer-sponsored retirement plans under the Internal Revenue Code (hereinafter referred to as "Retirement Plans") with less than 100 eligible employees or on investments that do not qualify to be under a "special retirement wrap program" as a program sponsored by an authorized institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor from a mutual fund wrap fee program). If you purchase Class A shares as part of an investment of at least $1 million (or for Retirement Plans with at least 100 eligible employees or under a special retirement wrap program) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but if you redeem any of those shares within 24 months after the month in which you buy them, you may pay to the Fund a contingent deferred sales charge ("CDSC") of 1% except for redemptions under a special retirement wrap program. Class A shares are subject to service and distribution fees that are currently estimated to total annually approximately .35 of 1% of the annual net asset value of the Class A shares. The initial sales charge rates, the CDSC and the Rule 12b-1 plan applicable to the Class A shares are described in "Buying Class A Shares" below.


Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor LLC ("Lord Abbett Distributor"). That CDSC varies depending on how long you own shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the annual net asset value of the Class B shares. The CDSC and the Rule 12b-1 plan applicable to the Class B shares are described in "Buying Class B Shares" below.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay the Fund a CDSC of 1%. Class C shares are subject to service and distribution fees at an annual rate of 1% of the annual net asset value of the Class C shares. The CDSC and the Rule 12b-1 plan applicable to the C shares are described in "Buying Class C Shares" below.

Class P Shares. If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class P shares are subject to service and distribution fees at an annual rate of .45 of 1% of the average daily net asset value of the Class P shares. The Rule 12b-1 plan applicable to the Class P shares is described in the "Class P Rule 12b-1 Plan." Class P shares are available to a limited number of investors.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial adviser. The Fund's class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to Class A, Class B, and Class C, and considered the effect of the higher distribution fees on Class B and Class C expenses (which will affect your investment return). Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase. The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or Class C shares for which no initial sales charge is paid. Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $100,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become. This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more appropriate than Class C for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more appropriate than Class C. If you are investing $500,000 or more, Class A may become more desirable as your investment horizon approaches 3 years or more.

For most investors who invest $1 million or more or for Retirement Plans with at least 100 eligible employees or for investments pursuant to a special retirement wrap program, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, it may not be suitable for you to place a purchase order for Class B shares of $500,000 or more or a purchase order for Class C shares of $1,000,000 or more. In addition, it may not be suitable for you to place an order for Class B or C shares for a Retirement Plan with at least 100 eligible employees or for a special retirement wrap program. You should discuss this with your financial advisor.

Investing for the Longer Term. If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

Are There Differences in Account Features That Matter to You? Some account features are available in whole or in part to Class A, Class B and Class C shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable in non-Retirement Plan accounts for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year). See "Systematic Withdrawal Plan" under "Shareholder Services" in the Prospectus for more information about the 12% annual waiver of the CDSC. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and Class C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and Class C shares are subject, as described below.

How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares. It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and Class C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares. The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for the Fund and Class C shareholders.

Class A, B, C and P Rule 12b-1 Plans. As described in the Prospectus, the Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 of the Act for four Fund Classes: the "A Plan," the "B Plan," the "C Plan," and the "P Plan," respectively. In adopting each Plan and in approving its continuance, the Board of Trustees has concluded that there is a reasonable likelihood that each Plan will benefit its respective Class and such Class' shareholders. The expected benefits include greater sales and lower redemptions of Class shares, which should allow each Class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. Lord Abbett uses amounts received under each Plan as described in the Prospectus and for payments to dealers for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Fund.

Each Plan requires the trustees to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Each Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the trustees, including a majority of the trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside trustees"), cast in person at a meeting called for the purpose of voting on the Plan. No Plan may be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the trustees, including a majority of the outside trustees. Each Plan may be terminated at any time by vote of a majority of the outside trustees or by vote of a majority of its Class's outstanding voting securities.

Contingent  Deferred Sales Charges. A Contingent  Deferred Sales Charge ("CDSC")
(i) applies regardless of class, (ii) will not apply to shares purchased by the reinvestment of dividends or capital gains distributions; (iii) will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price and (iv) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares. In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account. In the case of Class B and C shares, this increase is represented by that percentage of each share redeemed where the net asset value exceeded the initial purchase price.

Class A Shares. As stated in the Prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which the Fund has paid the one-time distribution fee of 1% if such shares are redeemed out of the Lord Abbett-sponsored family of funds within a period of 24 months from the end of the month in which the original sale occurred.

Class B Shares. As stated in the Prospectus, subject to certain exceptions, if Class B shares (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored family of funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds. The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related service to the Fund in connection with the sale of Class B shares.

To determine whether the CDSC applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Anniversary of the Day on                     Contingent Deferred Sales Charge
Which the Purchase Order Was Accepted         on Redemptions (As % of Amount
                                              Subject to Charge)
Before the 1st                                5.0%
On the 1st, before the 2nd                    4.0%
On the 2nd, before the 3rd                    3.0%
On the 3rd, before the 4th                    3.0%
On the 4th, before the 5th                    2.0%
On the 5th, before the 6th                    1.0%
On or after the 6th anniversary               None

In the table, an "anniversary" is the 365th day subsequent to the acceptance of a purchase order or a prior anniversary. All purchases are considered to have been made on the business day on which the purchase order was accepted.

Class C Shares. As stated in the Prospectus, subject to certain exceptions if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to the Fund on behalf of Class C shares a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge will be collected by the other fund on behalf of this Fund's Class C shares.


General. The percentage (1% in the case of Class A and C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, Class B and Class C shares is sometimes hereinafter referred to as the "Applicable Percentage."

With respect to Class A and Class B shares, no CDSC is payable on redemptions by participants or beneficiaries from employer-sponsored retirement plans under the Internal Revenue Code for benefit payments due to plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. With respect to Class A shares purchased pursuant to a special retirement wrap program, no CDSC is payable on redemptions which continue as investments in another fund participating in the program. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with mandatory distribution under 403(b) plans and IRAs and (iii) in connection with death of the shareholder. In the case of Class A and Class C shares, the CDSC is received by the Fund and is intended to reimburse all or a portion of the amount paid by the Fund if the shares are redeemed before the Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related service to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the B Plan distribution fee.

The other funds and series which participate in the Telephone Exchange Privilege (except (a) Lord Abbett U.S. Government Securities Money Market Fund, Inc. ("GSMMF"), (b) certain series of Lord Abbett Tax-Free Income Fund and Lord Abbett Tax-Free Income Trust for which a Rule 12b-1 Plan is not yet in effect, and (c) any authorized institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria, hereinafter referred to as an "authorized money market fund" or "AMMF" (collectively, the "Non-12b-1 Funds")) have instituted a CDSC for each class on the same terms and conditions. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett funds or between such funds and AMMF. Upon redemption of shares out of the Lord Abbett family of funds or out of AMMF, the CDSC will be charged on behalf of and paid: (i) to the fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A and Class C shares and (ii) to Lord Abbett Distributor if the original purchase was subject to a CDSC, in the case of the Class B shares. Thus, if shares of a Lord Abbett fund are exchanged for shares of the same class of another such fund and the shares of the same class tendered ("Exchanged Shares") are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and AMMF ("Acquired Shares"). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC (a) on behalf of other Lord Abbett funds, in the case of the Class A and Class C shares and (b) on behalf of Lord Abbett Distributor, in the case of the Class B shares. Acquired Shares held in GSMMF and AMMF which are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF. Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the Exchanged Shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of your account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares which, together with Exchanged Shares, have been held continuously for 24 months from the end of the month in which the original sale occurred (in the case of Class A shares); for six years or more (in the case of Class B shares) and for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Exchanges. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your shares of any class for those in the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level ), (ii) GSMMF or (iii) AMMF, to the extent offers and sales may be made in your state. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the Fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored funds and AMMF have the same right to exchange their shares for the corresponding class of the Fund's shares. Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received prior to the close of the NYSE in proper form. No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment in a Lord Abbett-sponsored fund). Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing. You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and we reserve the right to terminate or limit the privilege of any shareholder who makes frequent exchanges. We can revoke or modify the privilege for all shareholders upon 60 days' prior notice. "Eligible Funds" are AMMF and other Lord Abbett-sponsored funds which are eligible for the exchange privilege, except Lord Abbett Series Fund ("LASF") which offers its shares only in connection with certain variable annuity contracts and Lord Abbett Equity Fund ("LAEF") which is not issuing shares.

Statement of Intention. Under the terms of the Statement of Intention as described in the Prospectus you may invest $100,000 or more over a 13-month period in shares of a Lord Abbett-sponsored fund (other than shares of LAEF, LASF, LARF, GSMMF and AMMF, unless holdings in GSMMF and AMMF are attributable to shares exchanged from a Lord Abbett-sponsored fund offered with a front-end, back-end or level sales charge). Shares currently owned by you are credited as purchases (at their current offering prices on the date the Statement is signed) toward achieving the stated investment and reduced initial sales charge for Class A shares. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Statement of Intention is not completed. The Statement of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

Rights of Accumulation. As stated in the Prospectus, purchasers (as defined in the Prospectus) may accumulate their investment in Lord Abbett-sponsored funds (other than LAEF, LARF, LASF, GSMMF, and AMMF unless holdings in GSMMF or AMMF are attributable to shares exchanged from a Lord Abbett-sponsored fund offered with a front-end, back-end or level sales charge) so that a current investment, plus the purchaser's holdings valued at the current maximum offering price, reach a level eligible for a discounted sales charge for Class A shares.

Net Asset Value Purchases of Class A Shares. As stated in the Prospectus, our Class A shares may be purchased at net asset value by our trustees, employees of Lord Abbett, employees of our shareholder servicing agent and employees of any securities dealer having a sales agreement with Lord Abbett who consents to such purchases or by the director or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of such persons or for the benefit of employees of any national securities trade organization to which Lord Abbett belongs or any company with an account(s) in excess of $10 million managed by Lord Abbett on a private-advisory-account basis. For purposes of this paragraph, the terms "directors" and "employees" include a director's or employee's spouse (including the surviving spouse of a deceased director or employee). The terms "our directors" and "employees of Lord Abbett" also include retired directors and employees and other family members thereof.

Our Class A shares also may be purchased at net asset value (a) at $1 million or more, (b) with dividends and distributions from Class A shares of other Lord Abbett-sponsored funds, except for LARF, LAEF and LASF, (c) under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for share purchases representing the repayment of principal and interest, (d) by certain authorized brokers, dealers, registered investment advisers or other financial institutions who have entered into an agreement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers and other financial institutions, ("mutual fund wrap fee program"), (e) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, (f) through Retirement Plans with at least 100 eligible employees, (g) in connection with a merger, acquisition or other reorganization (h) through a "special retirement wrap program" sponsored by an authorized institution having one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor, from a mutual fund wrap program. Such characteristics include, among other things, the fact that an authorized institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under Class A 12b-1 Plan and the fact that the program relates to participant-directed Retirement Plan. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has business relationships.

Redemptions. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementally by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Trustees may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 6 months' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move. Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must be either your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

Invest-A-Matic. The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plans. The Systematic Withdrawal Plan ("SWP") also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000. Lord Abbett prototype retirement plans have no such minimum. With respect to Class B shares the CDSC will be waived on redemptions of up to 12% per year of the current net asset value of your account at the time the SWP is established. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Since the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when in effect a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

Retirement Plans. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans. The forms name Investors Fiduciary Trust Company as custodian and contain specific information about the plans excluding 401(k) plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

                                       6.
                                   Performance

The Fund computes the average annual compounded rate of total return for each class during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge (as described in the next paragraph) from the amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in the Prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the average annual total return computation.

In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment (unless the return is shown at net asset value). For Class B shares, the payment of the applicable CDSC (5.0% prior to the first anniversary of purchase, 4.0% prior to the second anniversary of purchase, 3.0% prior to the third and fourth anniversaries of purchase, 2.0% prior to the fifth anniversary of purchase, 1.0% prior to the sixth anniversary of purchase and no CDSC on and after the sixth anniversary of purchase) is applied to the Fund's investment result for that class for the time period shown (unless the total return is shown at net asset value). For Class C shares, the 1.0% CDSC is applied to the Fund's investment result for that class for the time period shown prior to the first anniversary of purchase (unless the total return is shown at net asset value). Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period.

Yield quotation for each Class is based on a 30-day period ended on a specified date, computed by dividing our net investment income per share earned during the period by the maximum offering price per share of such Class on the last day of the period. This is determined by finding the following quotient: take the
Class' dividends and interest earned during the period minus its expenses accrued for the period and divide by the product of (i) the average daily number of shares of such Class outstanding during the period that were entitled to receive dividends and (ii) the maximum offering price per share of such Class on the last day of the period. To this quotient add one. This sum is multiplied by itself five times. Then one is subtracted from the product of this multiplication and the remainder is multiplied by two. Yield for the Class A shares reflects the deduction of the maximum initial sales charge, but may also be shown based on the Fund's net asset value per share. Yields for Class B and C shares do not reflect the deduction of the CDSC.

                                       7.
                                      Taxes


The Fund intends to elect and to qualify for special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). If it so qualifies, the Fund (but not its shareholders) will be relieved of federal income taxes on the amount it distributes to shareholders. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates.

The Fund contemplates declaring as dividends substantially all of its net investment income. Dividends paid by the Fund from its investment income and distributions of its net realized short-term capital gains are taxable to shareholders as ordinary income or capital gain, whether received in cash or reinvested in additional shares of the Fund. The Fund will send each shareholder annual information concerning the tax treatment of dividends and other distributions.

Upon sale, exchange or redemption of shares of the Fund, a shareholder will recognize short- or long-term capital gain or loss, depending upon the shareholder's holding period in the Fund's shares. However, if a shareholder's holding period in his shares is six months or less, any capital loss realized from a sale or exchange of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gains dividends" received with respect to such shares. The maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are (i) the same as ordinary income rates for capital assets held for one year or less and (ii) 20% for capital assets held for more than one year. Capital gains or losses recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

Losses on the sale of shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, the taxpayer acquires shares that are substantially identical.

Some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not otherwise subject to backup withholding.

The writing of call options and other investment techniques and practices which the Fund may utilize may affect the character and timing of the recognition of gains and losses. Such transactions may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

The Fund may be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that Fund shareholders who are subject to U.S. federal income tax will not be entitled to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund.

The Fund will also be subject to a 4% non-deductible excise tax on certain amounts not distributed or treated as having been distributed on a timely basis each calendar year. The Fund intends to distribute to shareholders each year an amount adequate to avoid the imposition of such excise tax.

Dividends paid by the Fund will qualify for the dividends-received deduction for corporations to the extent they are derived from dividends paid by domestic corporations. Corporate shareholders must have held their shares in the Fund for more than 45 days to qualify for the deduction on dividends paid by the Fund.

Gain and loss realized by the Fund on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gain or loss is attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gain and will be reduced by the net amount, if any, of such foreign exchange loss.

If the Fund purchases shares in certain foreign investment entities called "passive foreign investment companies," the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders in respect of deferred taxes arising from such distributions or gains. If the Fund were to make a "qualified electing fund" election with respect to its investment in a passive foreign investment company, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to the Fund.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (U.S. citizens or residents and United States domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his tax adviser regarding the U.S. and foreign tax consequences of the ownership of shares of a Fund, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

                                       8.
                          Information About the Company


The Company was formed as a business trust under Delaware law on September 29, 1999. The Company offers five classes of shares: Class A, Class B, Class C, Class P, and Class Y. Only the Fund's Classes A, B, C and P are offered in this Statement of Additional Information. All shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes or funds may be added in the future. The Act requires that where more than one class or fund exists, each class or fund must be preferred over all other classes or funds in respect of assets specifically allocated to such class or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class or fund in the matter are substantially identical or the matter does not affect any interest of such class or fund. However, the Rule exempts the selection of independent public accountants, the approval of a contract with a principal underwriter and the election of trustees from the separate voting requirements.

The Company does not hold annual meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Company's Declaration of Trust, shareholder meetings may be called at any time by certain officers of the Company or by a majority of the trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of the Company's shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of the shares of the Company's outstanding and entitled to vote at the meeting.


The directors, trustees and officers of Lord Abbett-sponsored mutual funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored mutual fund to the extent contemplated by the recommendations of such Advisory Group.


                                       9.
                              Financial Statements

The Statement of Net Assets at December 14, 1999 and the report of Deloitte & Touche LLP, independent auditors, on such statements are attached hereto.

                        LORD ABBETT LARGE-CAP GROWTH FUND

                             STATEMENT OF NET ASSETS

                                December 14, 1999

Assets:

Cash                                                                                    $   100,000
Prepaid offering costs (3)..............................................................      3,000
                                                                                            -------
Total Assets............................................................................$   103,000
                                                                                            =======
Liabilities:

Liabilities and accrued expenses                                                              3,000
                                                                                            -------
Net Assets:.............................................................................$   100,000

Net Assets Consist of:

Class A Shares of beneficial interest, $0.00 par value,
   100,000,000 shares authorized........................................................$      0.00
Class B Shares of beneficial interest, $0.00 par value,
   100,000,000 shares authorized........................................................       0.00
Class C Shares of beneficial interest, $0.00 par value,
   100,000,000 shares authorized........................................................       0.00
Class P Shares of beneficial interest, $0.00 par value,
   100,000,000 shares authorized........................................................       0.00
Class Y Shares of beneficial interest, $0.00 par value,
   100,000,000 shares authorized........................................................       0.00
Paid-in Capital in excess of par........................................................    100,000
                                                                                            -------
Net Assets:.............................................................................$   100,000
                                                                                            =======

Net Asset Value:

Class A - Based on net assets of $ 96,000 and 9,600 shares outstanding                  $     10.00
                                                                                              =====
Class B - Based on net assets of $ 1,000 and 100 shares outstanding.....................$     10.00
                                                                                              =====
Class C - Based on net assets of $ 1,000 and 100 shares outstanding.....................$     10.00
                                                                                              =====
Class P - Based on net assets of $ 1,000 and 100 shares outstanding.....................$     10.00
                                                                                              =====
Class Y - Based on net assets of $ 1,000 and 100 shares outstanding.....................$     10.00
                                                                                              =====

Notes to Financial Statements

(1) Lord Abbett Large-Cap Growth Fund (the "Fund") was organized as a Delaware business trust on September 29, 1999 and is registered under the Investment Company Act of 1940. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of Class A, Class B, Class C, Class P and Class Y shares to Lord, Abbett & Co. ("LA").
(2) The Fund has entered into an investment advisory agreement with LA and a distribution agreement with Lord, Abbett Distributor, LLC (the "Distributor"). (See "Management of the Funds - Management and Advisory Arrangements" in the Statement of Additional Information.)
(3) Prepaid offering cost consist of legal fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Investment Adviser has agreed to bear all the costs of organizing the Fund, estimated to be $13,200.

                                  LORD ABBETT
                             LARGE-CAP GROWTH FUND
                                 CLASS Y SHARES
                                   PROSPECTUS

                                December 28, 1999

[LOGO]
LORD, ABBETT & CO.
Investment Management
A Tradition of Performance Through Disciplined Investing

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     Class Y shares of the fund are neither  offered to the  general  public nor
     are  available  in  all  states.   Please  call  800-821-5129  for  further
     information.

                               TABLE OF CONTENTS

                                   The Funds

What you should know about the fund

Goal/Principal Strategy                                    2
Main Risks                                                 2
Performance                                                3
Fees and Expenses

                                Your Investment

Information for managing your fund account

Purchases                                                  4
Redemptions                                                5
Distributions and Taxes                                    5
Services For Fund Investors                                6
Management                                                 6

                              For More Information

How to learn more about the fund

Other Investment Techniques                                8
Glossary of Shaded Terms                                   9

How to learn more about the fund
and other Lord Abbett funds

Back Cover

                                    The Fund

GOAL/PRINCIPAL STRATEGY

     The fund's investment objective is long-term capital growth.

     Under normal circumstances, the fund will invest at least 65% of its total assets in equity securities of large, established companies with market capitalizations of at least $8 billion. To identify attractive companies for investment, the fund uses a "bottom up" investment research approach that seeks to identify individual companies with expected earnings growth potential and consistency that may not be recognized by the market at large. This approach is based on the following steps:

     o We identify large-capitalization companies with at least a 10% consistent, sustainable growth rate;

     o We focus on those companies demonstrating a positive historical performance as well as favorable earnings prospects for the future;

     o We focus on companies also demonstrating successful strategic business plan selection, strategy and execution, reflecting strong management leadership; and

     o We focus on companies demonstrating leadership positions within their industries.

     The fund maintains a long-term investment approach, generally expecting to hold stocks for an average of over three years. This strategy supports our style of reaping the rewards of successful, well-run companies and investing in seasoned managements for the long term. The fund may take a temporary defensive position by investing some of its assets, most likely not more than 30%, in short-term debt securities. This could reduce the benefit from any upswing in the market and prevent the fund from achieving its investment objective.

MAIN RISKS

     The fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the fund invests. Growth stocks may grow faster than other stocks and may be more volatile. In addition, if the fund's assessment of a company's potential for growth is wrong, the price of the company's stock may decrease below the price at which the fund purchased the stock. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the fund.

We or the fund refers to the Lord Abbett Large-Cap Growth Fund.

About the fund. The fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

Large companies are established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts although they can be slower to innovate than small companies. Bottom-up research looks for high-performing stocks of individual companies before considering the impact of economic trends. Companies might be identified from investment research analysis or personal knowledge of their products and services. This approach considers that a company can do well even if it is part of an industry that, as a whole, is not performing well.

You  should  read  this  entire   prospectus,   including    "Other   Investment
Techniques," which concisely describes the other investment strategies used by the fund and their risks.


2 The Fund

PERFORMANCE

     The fund does not show any performance because it has not completed a full calendar year of operations.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
                                                                         Class Y

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)               none
Maximum Deferred Sales Charge                                              none

Annual Fund Operating Expenses (Expenses deducted from fund assets) (as a % of average net assets)(1)

Management Fees (See "Management")                                         0.75%
Other Expenses                                                             0.35%
Total Annual Fund Operating  Expenses                                      1.10%

(1) The annual operating expenses are based on estimated expenses for the current fiscal year.

--------------------------------------------------------------------------------
Example

--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS              1 YEAR              3 YEARS
Class Y shares           $112                $350
--------------------------------------------------------------------------------

Management fees are payable to Lord, Abbett & Co. ("Lord Abbett") for the fund's investment management.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


                                                                      The Fund 3

                                Your Investment

PURCHASES

     Class Y shares. You may purchase Class Y shares at the net asset value ("NAV") per share next determined after we receive and accept your purchase order submitted in proper form. No sales charges apply.

     We reserve the right to withdraw all or part of the offering made by this prospectus or to reject any purchase order. We also reserve the right to waive or change minimum investment requirements. All purchase orders are subject to our acceptance and are binding until confirmed or accepted in writing.

     Who May Invest? Eligible purchasers of class Y shares include: (1) certain authorized brokers, dealers, registered investment advisers or other financial institutions ("entities") who either (a) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our class Y shares in particular investment products made available for a fee to clients of such entities, or (b) charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients ("Mutual Fund Fee Based Programs"); (2) the trustee or custodian under any deferred compensation or pension or profit-sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by Lord Abbett or its sub-advisors on a private-advisory-account basis; (3) institutional investors, such as retirement plans, companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $50 million that were not introduced to Lord Abbett by persons associated with a broker or dealer primarily involved in the retail security business. Additional payments may be made by Lord Abbett out of its own resources with respect to certain of these sales.

     How Much Must You Invest? You may buy our shares through any independent securities dealer having a sales agreement with Lord Abbett Distributor, our exclusive selling agent. Place your order with your investment dealer or send the money to the fund (P.O. Box 419100, Kansas City, Missouri 64141). The minimum initial investment is $1 million except for Mutual Fund Fee Based Programs, which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor which reserves the right to reject any order.

     Buying Shares Through Your Dealer. Orders for shares received by the fund prior to the close of the NYSE, or received by dealers prior to such close and received by Lord Abbett Distributor prior to the close of its business day, will be confirmed at NAV effective at such NYSE close. Orders received by dealers after the NYSE closes and received by Lord Abbett Distributor in proper form prior to the close of its next business day are executed at the NAV effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor. A business day is a day on which the NYSE is open for trading.

     Buying Shares By Wire. To open an account, call 800-821-5129 Ext. 34028, Institutional Trade Dept., to set up your account and to arrange a wire transaction. Wire to: United Missouri Bank of Kansas City, N.A., Routing number - 101000695, bank account number: 9878002611, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the fund, note Class Y shares and include your new account number

NAV per share for each class of fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of fund shares are executed at the NAV next determined after the fund receives and accepts your order. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

Lord Abbett Distributor LLC ("Lord Abbett Distributor") acts as agent for the fund to work with investment professionals that buy and/or sell shares of the fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell fund shares directly to investors.


4 Your Investment
     and your name. To add to an existing account, wire to: United Missouri Bank of Kansas City, N.A., routing number - 101000695, bank account number:
     9878002611, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the fund, note Class Y shares and include your account number and your name.

REDEMPTIONS

     By Broker. Call your investment professional for directions on how to redeem your shares.

     By Telephone. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative can call the fund at 800-821-5129.

     By Mail. Submit a written redemption request indicating, the name(s) in which the account is registered, the fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.

     Include all necessary signatures. If the signer has any Legal Capacity, the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation call 800-821-5129.

     Normally a check will be mailed to the name and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     By Wire. In order to receive funds by wire, our servicing agent must have the wiring instructions on file. To verify that this feature is in place, call 800-821-5129 Ext. 34028, Institutional Trading Dept. minimum wire:
     $1,000. Your wire redemption request must received by the fund before the close of the NYSE for money to be wired on the next business day.

DISTRIBUTIONS AND TAXES

     The fund normally pays its shareholders dividends from its net investment income and distributes its net capital gains (if any) as "capital gains distributions" on an annual basis. Your distributions will be reinvested in the fund unless you instruct the fund to pay them to you in cash. The tax status of distributions is the same for all shareholders regardless of how long they have owned fund shares or whether distributions are reinvested or paid in cash.

     Except in tax-advantaged accounts, any sale, redemption or exchange of fund shares may be taxable to the shareholder.

     Information on the tax treatment of distributions, including the source of dividends and distributions of capital gains by the fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state and local tax rules that apply to you.

Eligible Guarantor is any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.


                                                               Your Investment 5

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

     We offer the following shareholder services:

     Telephone Exchange Privilege. Class Y shares may be exchanged without a service charge for Class Y shares of any Eligible Fund among the Lord Abbett-sponsored funds.

     Account Statements. Every Lord Abbett investor automatically receives quarterly account statements.

     Householding. Shareholders with the same last name and address will receive a single copy of a prospectus and an annual or semi-annual report, unless additional reports are specifically requested in writing to the fund.

     Account Changes. For any changes you need to make to your account, consult your investment professional or call the fund at 800-821-5129.

     Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.

Exchange Limitations. Exchanges should not be used to try to take advantage of short-term swings in the market. Frequent exchanges create higher expenses for the fund. Accordingly, the fund reserves the right to limit or terminate this privilege for any shareholder making frequent exchanges or abusing the privilege. The fund also may revoke the privilege for all shareholders upon 60 days' written notice.



MANAGEMENT

     The fund's investment adviser is Lord, Abbett & Co., located at 767 Fifth Avenue, New York, NY 10153-0203. On or about January 17, 2000, the new address will be 90 Hudson St., Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $33 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the fund, see the Statement of Additional Information.

     The fund pays Lord Abbett a monthly fee of .75% based on average daily net assets for each month. In addition, the fund pays all expenses not expressly assumed by Lord Abbett.

     Portfolio Manager. Stephen Humphrey serves as Executive Vice President and Portfolio Manager of the Lord Abbett Large-Cap Growth Fund and is primarily responsible for the day-to-day management of the fund. Mr. Humphrey joined Lord Abbett in 1999; prior to that he was a Vice President and Portfolio Manager at Chase Manhattan Bank from 1976 - 1999, managing private accounts from 1981 and pooled investment funds from 1985.

Historical Performance of the Portfolio Manager. From March 17, 1997 until August 17, 1999, Mr. Humphrey was primarily responsible for the day-to-day management of the Chase Vista Select Large Cap Growth Fund, a registered investment company. As the portfolio manager of this fund, Mr. Humphrey had full discretionary authority over the selection of investments for the fund. From the fund's inception on January 1, 1997 until March 17, 1997, a team of investment professionals at Chase Manhattan Bank, including Mr. Humphrey, was responsible for the management of the fund's portfolio.


6 Your Investment

     The cumulative total return for the Chase Vista Select Large Cap Growth Fund from March 17, 1997 through July 31, 1999 was 109.01%. At July 31, 1999, this fund had $825.2 million in net assets. As shown in the table below, average annual total returns for the one year period ended July 31, 1999 and for the period during which Mr. Humphrey managed that fund, compared with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Lipper Large Cap Growth Fund average, were:

---------------------------------------------------------------------------------------------
Average Annual Total Returns

---------------------------------------------------------------------------------------------
                             Chase Vista Select                           Lipper Large Cap
                          Large Cap Growth Fund(a)  S&P 500(R) Index(b)  Growth Fund Average
One Year Ending July 31, 1999  32.58%           20.20%              24.02%
March 20, 1997
 through July 31, 1999         36.59%(c)        27.05%(d)           29.41%(e)


(a)  Average  annual  total  return   reflects   changes  in  share  prices  and
     reinvestment of dividends and distributions and is net of fund expenses.
(b) The S&P 500 Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.
(c) The average annual total return for the period from March 17, 1997 through July 31, 1999 was 35.52%.
(d) This percentage represents the average annual return of the S&P 500(R) Index during the period from March 20, 1997 through July 31, 1999 that
     Mr.  Humphrey  managed the Chase Vista Select Large Cap Growth Fund.
(e) This percentage represents the average annual return of the Lipper Large Cap Growth Fund average during the period from March 20, 1997 through July 31, 1999 that Mr. Humphrey managed the Chase Vista Select Large Cap Growth Fund.

     Historical performance is not indicative of future performance. Although the Lord Abbett Large-Cap Growth Fund and the Chase Vista Select Large Cap Growth Fund have substantially similar investment objectives, policies and strategies, the Chase Vista Select Large Cap Growth Fund is a separate fund and its historical performance is not indicative of the future performance of the Lord Abbett Large-Cap Growth Fund. For the periods shown above, the anticipated expenses of the Lord Abbett Large-Cap Growth Fund may have been higher than the expenses of the Chase Vista Select Large Cap Growth Fund. Higher expenses, of course, would reduce a fund's performance. The Chase Vista Select Large Cap Growth Fund was the only investment vehicle that Mr. Humphrey managed during the period he was employed at Chase Manhattan Bank that has or had substantially similar investment objectives, policies and strategies as those of the Lord Abbett Large-Cap Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.


                                                               Your Investment 7

                              For More Information

OTHER INVESTMENT TECHNIQUES

     This section describes some of the investment techniques that might be used by the fund and their risks.

     Adjusting Investment Exposure. The fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. The fund may use these transactions to change the risk and return characteristics of the fund's portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with a fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

     Diversification. The fund is a diversified fund, which generally means that with respect to 75% of its total assets, it will not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. U.S. government securities are not subject to these requirements.

     Futures Contracts and Options on Futures Contracts. The fund may enter into financial futures transactions. A financial futures transaction is the purchase or sale of an exchange-traded contract to buy or sell a specified financial instrument or index at a specific future date and price. The fund will not enter into any futures contracts, or options thereon, if the aggregate market value of the securities covered by futures contracts plus options on such financial futures exceeds 50% of its total assets.

     Options Transactions. The fund may purchase and write put and call options on equity securities or stock indices that are traded on national securities exchanges.

     A put option gives the buyer of the option the right to sell, and the seller of the option the obligation to buy, the underlying instrument during the option period. The fund may write only covered put options to the extent that cover for such options does not exceed 15% of the fund's net assets. The fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options.

     A call option gives the buyer of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument. The fund may only sell (write) covered call options. This means that the fund may only sell call options on securities it owns. When the fund writes a call option, it gives up the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

     Risks of Futures Contracts and Options Transactions. The fund's transactions, if any, in futures, options on futures and other options involve additional risk of loss. Loss may result from a lack of correlation between changes in the value of these derivative instruments and the fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these investment techniques also involves the risk of loss if Lord Abbett is incorrect in its expectation of fluctuations


8 For More Information
     in securities prices. In addition, the loss that may be incurred by the fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     Portfolio Securities Lending. The fund may lend securities to broker-dealers and financial institutions, as a means of earning income. This practice could result in a loss or delay in recovering the fund's securities, if the borrower defaults. The fund will limit its securities loans to 5% of its total assets and all loans will be fully collateralized.

GLOSSARY OF SHADED TERMS

     Eligible Fund. An Eligible Fund is any Lord Abbett-sponsored fund offering class Y shares.

     Legal Capacity. This term refers to the authority of an individual to act on behalf of an entity or other person(s). For example, if a redemption request were to be made on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A. Doe, Executor of the Estate of John W. Doe. That signature using that capacity must be by an Eligible Guarantor.

     To give another example, if a redemption request were to be made on behalf of the ABC Corporation by a person (Mary B. Doe) who has the legal capacity to act on behalf of the Corporation, because she is the president of the corporation, the request must be executed as follows: ABC Corporation by Mary B. Doe, President. That signature using that capacity must be guaranteed by an Eligible Guarantor (see example in right column).

     Mutual Fund Fee Based Program. Certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions ("entities") who either (1) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares (and sometimes providing for acceptance of orders for such shares on our behalf) in particular investment products made available for a fee to clients of such entities, or (2) charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

  In the case of the estate --

    Robert A. Doe
    Executor of the Estate of
    John W. Doe

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

           John Doe
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM

  In the case of the corporation --
  ABC Corporation

    Mary B. Doe

    By Mary B. Doe, President

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            John Doe
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM


Year 2000 Issues. The fund could be adversely affected if the computers used by the fund and its service providers do not properly process and calculate date-related information from and after January 1, 2000.

Lord Abbett is working to avoid such problems and has received assurances from the fund's service providers that they are taking similar steps. Of course, the Year 2000 problem is unprecedented and, therefore, Lord Abbett cannot eliminate altogether the possibility that it or the fund will be affected.

In addition, companies in which the fund invests may experience similar difficulties. These problems could negatively affect the value of the issuer's securities, which in turn could impact the fund's performance.


                                                          For More Information 9

                       THIS PAGE INTENTIONALLY LEFT BLANK

     More information on this fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORT

     Describes the fund, lists portfolio holdings and contains a letter from the
     fund's  manager   discussing   recent  market  conditions  and  the  fund's
     investment strategies.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     Provides more details about the fund and its policies.  A current SAI is on
     file  with  the   Securities  and  Exchange   Commission   ("SEC")  and  is
     incorporated by reference (is legally considered part of this prospectus).

Lord Abbett Large-Cap Growth Fund
767 Fifth Avenue New York, NY 10153-0203

On or about January 17, 2000, the new address will be:

90 Hudson Street
Jersey City, NJ 07302-3973
--------------------------
SEC file number: 811-9597

To obtain information:

By telephone.  Call the fund at: 800-426-1130

By mail.  Write to the fund at:
The Lord Abbett Family of Funds
The General Motors Building
767 Fifth Avenue
New York, NY 10153-0203
On or about January 17, 2000, the
new address will be:
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet.
Lord, Abbett & Co.
www.lordabbett.com

Text only versions of fund documents can be viewed online or downloaded from:
SEC
www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.

laLcg-Y-1-1299

(12/99)

LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                           DECEMBER 28, 1999

                        LORD ABBETT LARGE-CAP GROWTH FUND

                                    Y SHARES

This Statement of Additional Information is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. On or about January 17, 2000, the new address will be 90 Hudson St., Jersey City, NJ 07302-3973. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus dated December 27, 1999.

Shareholder inquiries should be made by directly contacting the Fund or by calling 800-821-5129. In addition, you can make inquiries through your dealer.

                            TABLE OF CONTENTS                    PAGE

                   1.       Investment Policies                          2
                   2.       Trustees and Officers                        5
                   3.       Investment Advisory and Other Services       9
                   4.       Portfolio Transactions                       9
                   5.       Purchases, Redemptions
                            and Shareholder Services                    10
                   6.       Performance                                 12
                   7.       Taxes                                       12
                   8.       Information About The Company               13
                   9.       Financial Statements                        14

                                       1.
                               INVESTMENT POLICIES

The Lord  Abbett  Large-Cap  Growth  Fund (the  "Company"  or the  "Fund")  is a
diversified   open-end  management   investment  company  registered  under  the
Investment Company Act of 1940, as amended (the "Act").

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund is subject to the follo7ing fundamental investment restrictions, which cannot be changed without approval of a majority of the Fund's outstanding shares.

The Fund may not:

     (1)  borrow  money,   issue  senior  securities  or  mortgage,   pledge  or
          hypothecate its assets except to the extent permitted under the Act;

     (2) engage in the underwriting of securities, except to the extent that, in connection with the disposition of its portfolio securities or as otherwise permitted under applicable law, it may be deemed to be an underwriter under federal securities laws;

     (3) invest more than 25% of the value of its total assets in the securities of issuers in any particular industry (excluding obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions);

     (4) buy or sell real estate (except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) or commodities or commodity contracts (except to the extent the Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (5) make loans, except that the acquisition of or investment in debt securities, repurchase agreements or similar instruments shall not be subject to this restriction, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law; and

     (6) with respect to 75% of the value of the total assets of the Fund, (i) buy securities of any one issuer representing more than 5% of the value of its total assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) own more than 10% of the voting securities of such issuer.

Compliance with the investment restrictions in this section 1 will be determined at the time of the purchase or sale of the portfolio investments.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to policies in the Prospectus and the investment restrictions above which cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment policies which may be changed by the Board of Trustees without shareholder approval.

The Fund may not:

     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A") deemed to be liquid by the Board of Trustees;

     (3) invest in the securities of other investment companies as defined in the Act, except as permitted by applicable law;

     (4) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund's Prospectus and statement of additional information, as they may be amended from time to time; and

     (5) buy from or sell to any of the Fund's officers, trustees, employees, or its investment adviser any securities other than shares of the Fund.

RIGHTS AND WARRANTS. The Fund may invest in rights and warrants to purchase securities, including warrants which are not listed on the NYSE or American Stock Exchange in an amount not to exceed 5% of the value of the Fund's gross assets.

Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer, as the case may be. Warrants represent the privilege to purchase securities at a stipulated price and are usually valid for several years. Rights and warrants generally do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.

Also, the value of a right or warrant may not necessarily change with the value of the underlying securities and rights and warrants cease to have value if they are not exercised prior to their expiration date.

OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. The Fund may engage in options and financial futures transactions in accordance with its investment objective and policies. Although the Fund is not currently employing such options and financial futures transactions, it may engage in such transactions in the future if it appears advantageous to us to do so, in order to cushion the effects of fluctuating interest rates and adverse market conditions. The use of options and financial futures, and possible benefits and attendant risks, are discussed below, along with information concerning certain other investment policies and techniques.

FINANCIAL FUTURES CONTRACTS. The Fund may enter into contracts for the future delivery of a financial instrument, such as a security or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in interest rates or market conditions which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities which differ from those specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written. The Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the market value of the securities covered by such outstanding contracts and options would exceed 50% of its total assets.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases, a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells contracts and will be required to maintain margin deposits. At the time it enters into a futures contract, it is required to deposit with the custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce our return. Futures contracts entail risks. If the investment adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities (or securities indices) being hedged depends upon such things as variations in demand for futures contracts and securities underlying the contracts and differences between the liquidity of the markets for such contracts and the securities underlying them. In addition, the market prices of futures contracts may be affected by certain factors not directly related to the underlying securities. At any given time, the availability of futures contracts, and hence their prices, are influenced by credit conditions and margin requirements. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser may not result in a successful hedging transaction.

CALL OPTIONS ON STOCK. The Fund may, from time to time, write call options on its portfolio securities. The Fund may write only call options which are "covered," meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Fund by the purchaser of the option is the "premium." The Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 5% of its gross assets at the time an option is written.

The Fund will not be able to effect a closing purchase transaction after it receives notice of exercise. In order to write a call option, the Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. The Fund may not purchase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the Fund for writing the option.

Generally, the Fund intends to write listed covered call options during periods when it anticipates declines in the market values of portfolio securities because the premiums received may offset to some extent the decline in the Fund's net asset value occasioned by such declines in market value. Except as part of the "sell discipline" described below, the Fund will generally not write listed covered call options when it anticipates that the market values of its portfolio securities will increase.

One reason for the Fund to write call options is as part of a "sell discipline." If the Fund decides that a portfolio security would be overvalued and should be sold at a certain price higher than the current price, it could write an option on the stock at the higher price. Should the stock subsequently reach that price and the option be exercised, the Fund would, in effect, have increased the selling price of that stock, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the stock declined and the option were not exercised, the premium would offset all or some portion of the decline. It is possible that the price of the stock could increase beyond the exercise price; in that event, the Fund would forego the opportunity to sell the stock at that higher price.

In addition, call options may be used as part of a different strategy in connection with sales of portfolio securities. If, in the judgment of the Fund Management, the market price of a stock is overvalued and it should be sold, the Fund may elect to write a call option with an exercise price substantially below the current market price. As long as the value of the underlying security remains above the exercise price during the term of the option, the option will, in all probability, be exercised, in which case the Fund will be required to sell the stock at the exercise price. If the sum of the premium and the exercise price exceeds the market price of the stock at the time the call option is written, the Fund would, in effect, have increased the selling price of the stock. The Fund would not write a call option in these circumstances if the sum of the premium and the exercise price were less than the current market price of the stock.

PUT OPTIONS ON STOCK. The Fund may also write listed put options. If the Fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option.

Writing listed put options is a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or, more importantly, because Fund Management believes a more defensive and less fully invested position is desirable in light of market conditions. If the Fund Management wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the Fund writes a listed put, the price of the underlying stock declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the Fund for the stock. The price of the stock may decline by an amount in excess of the premium, in which event the Fund would have foregone an opportunity to purchase the stock at a lower price.

If, prior to the exercise of a put option, the Fund determines that it no longer wishes to invest in the stock on which the put option had been written, the Fund may be able to effect a closing purchase transaction on an exchange by purchasing a put option of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the premium received on writing the put option and there is no guarantee that a closing purchase transaction can be effected.

The Fund may only write covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options.

Unless the Fund has other liquid assets that are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow (in amounts not exceeding 20% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

When the Fund has written a call, there is also a risk that the market may decline between the time the call is written and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.


                                       2.
                              TRUSTEES AND OFFICERS

The Board of Trustees of the Fund is responsible for the management of the business and affairs of the Fund.

The following trustee is a partner of Lord, Abbett & Co. ("Lord Abbett"), The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. He has been associated with Lord Abbett for over five years and is also an officer, director, or trustee of thirteen other Lord Abbett-sponsored funds.

*Robert S. Dow, age 54, Chairman and President

*Mr. Dow is an "interested person" as defined in the Act.

The following outside trustees are also directors or trustees of thirteen other Lord Abbett-sponsored funds referred to above.

E. THAYER BIGELOW, TRUSTEE
Time Warner Inc.
1271 Avenue of the Americas
New York, New York

Senior Adviser, Time Warner Inc. (since 1998). Formerly, Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998). Formerly, President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997). Prior to that, President and Chief Operating Officer of Home Box Office, Inc. Age 58.

WILLIAM H.T. BUSH, TRUSTEE
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri

Co-founder   and   Chairman  of  the  Board  of  financial   advisory   firm  of
Bush-O'Donnell & Company (since 1986). Age 61.

ROBERT B. CALHOUN, JR., TRUSTEE
Monitor Clipper Partners
650 MADISON AVENUE, 9TH Floor
New York, New York

Managing Director of Monitor Clipper Partners (since 1977) and President of The Clipper Group L.P., both private equity investment funds (since 1990). Age 57.

STEWART S. DIXON, TRUSTEE
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon (since 1990). Age 68.

JOHN C. JANSING, TRUSTEE
162 S. Beach Road
Hobe Sound, Florida

Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 73.

C. ALAN MACDONALD, TRUSTEE
Directorship Inc.
8 Sound Shore Drive
Greenwich, Connecticut

Currently involved in golf development  management on a consultancy basis (since
1999). Formerly, Managing Director of The Directorship Inc., a consultancy in board management and corporate governance (1997-1999). Prior to that, General Partner of The Marketing Partnership, Inc., a full service marketing consulting firm (1994-1997). Prior to that, Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992-1994). His career spans 36 years at Stouffers and Nestle with 18 of the years as Chief Executive Officer. Currently serves as Director of DenAmerica Corp., J. B. Williams Company, Inc., Fountainhead Water Company and Exigent Diagnostics. Age 66.

HANSEL B. MILLICAN, JR., TRUSTEE
Rochester Button Company
1328 Broadway (Suite 816)
New York, New York

President and Chief Executive Officer of Rochester Button Company (since 1991). Age 71.

THOMAS J. NEFF, TRUSTEE
Spencer Stuart
277 Park Avenue
New York, New York

Chairman of Spencer Stuart, an executive search consulting firm (since 1976). Currently serves as a Director of Ace, Ltd. (NYSE). Age 62.

The second column of the following table sets forth the compensation accrued for outside trustees. The third column sets forth information with respect to the pension or retirement benefits accrued for outside directors/trustees maintained by the Lord Abbett-sponsored funds. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

                     FOR THE FISCAL YEAR ENDED JULY 31, 1998

         (1)             (2)             (3)                  (4)

                                     Pension or             For Year Ended
                                     Retirement Benefits    December 31, 1998
                                     Accrued by the         Total Compensation
                    Aggregate        Company and         Accrued by the Company
                    Compensation     Twelve Other Lord      and Thirteen Other
                    Accrued by       Abbett-sponsored     Lord Abbett-sponsored
Name of Director    the Company(1)   Companies(2)              Companies (3)
----------------    --------------  ------------               ------------

E. Thayer Bigelow          None      $17,622                    $ 57,400
William H.T. Bush*         None      $15,846                    $ 27,500
Robert B. Calhoun, Jr.**   None      $12,276                    $ 33,500
Stewart S. Dixon           None      $32,420                    $ 56,500
John C. Jansing            None      $41,108(4)                 $ 55,500
C. Alan MacDonald          None      $26,763                    $ 55,000
Hansel B. Millican, Jr.    None      $37,822                    $ 55,500
Thomas J. Neff             None      $20,313                    $ 56,500

*Elected as of  August 13, 1998
**Elected as of June 17, 1998

1. Outside directors/trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Fund to its outside trustees is being deferred under a plan ("equity based plan") that deems the deferred amounts to be invested in shares of the Fund for later distribution to the directors/trustees.

2. The amounts in Column 3 were accrued by the Lord Abbett-sponsored Funds for the 12 months ended October 31, 1999 with respect to the equity based plan established for independent directors/trustees in 1996. This plan supercedes a previously approved retirement plan for all future directors/trustees. Current directors had the option to convert their accrued benefits under the retirement plan. All of the outside directors except one made such an election. Each plan also provides for a pre-retirement death benefit and actuarially reduced joint-and-survivor spousal benefits.

3. This column shows aggregate compensation, including directors/trustees' fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, paid by the Lord Abbett-sponsored funds during the year ended December 31, 1998 but does not include amounts accrued under the equity based plan and shown in Column 3.

4. Mr. Jansing chose to continue to receive benefits under the retirement plan, which provides that outside directors/ trustees may receive annual retirement benefits for life equal to their final annual retainer following retirement at or after age 72 with at least ten years of service. Thus, if Mr. Jansing were to retire and the annual retainer payable by the funds were the same as it is today, he would receive annual retirement benefits of $50,000.

Except where indicated, the following executive officers of the Company have been associated with Lord Abbett for over five years. Of the following, Messrs. Carper, Hilstad and Morris are partners of Lord Abbett; the others are employees:

EXECUTIVE VICE PRESIDENT:

Stephen Humphrey, age 55, (with Lord Abbett since 1999, formerly Vice President & Portfolio Manager at Chase Manhattan Bank from 1976-1999)

VICE PRESIDENTS:

Joan Binstock, age 45, (with Lord Abbett since 1999, formerly Chief Operating Officer of Morgan Grenfell from 1996 to 1999, prior thereto Principal of Ernst & Young LLP)

Daniel E. Carper, age 47

Paul A. Hilstad, age 56, Vice President and Secretary (with Lord Abbett since 1995; formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.)

Lawrence H. Kaplan, age 42 (with Lord Abbett since 1997 - formerly Vice President and Chief Counsel of Salomon Brothers Asset Management Inc. from 1995 to 1997, prior thereto Senior Vice President, Director and General Counsel of Kidder Peabody Asset Management, Inc.)

Robert G. Morris, age 54

A. Edward Oberhaus, III, age 39

Tracie Richter, age 31, (with Lord Abbett since 1999, formerly Vice President - Head of Fund Administration of Morgan Grenfell from 1998 to 1999, Vice President of Bankers Trust from 1996 to 1998, prior thereto Tax Associate of Goldman Sachs).

TREASURER:

Donna M. McManus, age 38 (with Lord Abbett since 1996, formerly a Senior Manager at Deloitte & Touche LLP).

As of the date hereof, our officers and directors, as a group, owned less than 1% of the Fund's outstanding shares and there were no record holders of 5% or more of the Fund's outstanding shares, other than Lord Abbett Distributor.

                                       3.
                     INVESTMENT ADVISORY AND OTHER SERVICES

The services performed by Lord Abbett are described under "Management" in the Prospectus. Under the Management Agreement, we are obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month at an annual rate of .75 of 1% for Large-Cap Growth Fund. These fees are allocated among the classes of the fund based on the classes' proportionate share of the fund's average daily net assets.

The Fund pays all expenses not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.

Lord Abbett Distributor LLC serves as the principal underwriter for the Company.

The Bank of New York ("BNY"), 48 Wall Street, New York, New York, is the Company's custodian. In accordance with the requirements of Rule 17f-5, the Company's directors have approved arrangements permitting the Funds' foreign assets not held by BNY or its foreign branches to be held by certain qualified foreign banks and depositories.

Deloitte & Touche LLP, Two World Financial Center, New York, New York, are the independent auditors of the Company and must be approved at least annually by our Board of Trustees to continue in such capacity. Deloitte & Touche LLP perform audit services for each Fund, including the examination of financial statements included in our Annual Report to Shareholders.

United  Missouri  Bank of Kansas  City,  N.A.,  Tenth and  Grand,  Kansas  City,
Missouri, acts as the transfer agent and dividend disbursing agent for the Funds.

                                       4.
                             PORTFOLIO TRANSACTIONS

The Company's policy is to obtain best execution on all our portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, we generally pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, we may, if considered advantageous, make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are officers of each Lord Abbett-sponsored fund and also are employees of Lord Abbett. These traders do the trading as well for other accounts -- investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Fund; conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold the Lord Abbett-sponsored funds' shares and/or shares of other Lord Abbett-sponsored funds may be preferred.

If other clients of Lord Abbett buy or sell the same security at the same time as a Lord Abbett-sponsored fund does, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with a Lord Abbett-sponsored fund in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as a Lord Abbett-sponsored fund does, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as a Lord Abbett-sponsored fund does.

The Lord Abbett-sponsored funds will not seek "reciprocal" dealer business (for the purpose of applying commissions in whole or in part for their benefit or otherwise) from dealers as consideration for the direction to them of portfolio business.

                                       5.
                             PURCHASES, REDEMPTIONS
                            AND SHAREHOLDER SERVICES

Information concerning how we value our shares for the purchase and redemption of our shares is contained in the Prospectus under "Purchases".

As disclosed in the Prospectus, we calculate our net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays --

New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The Company values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on the New York or American Stock Exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Funds' officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors.

The net asset value per share for the Class Y shares will be determined by taking Class Y shares net assets and dividing by shares outstanding. Our Class Y shares will be offered at net asset value.

The Fund has entered into a distribution agreement with Lord Abbett Distributor LLC, a New York limited liability company ("Lord Abbett Distributor") and subsidiary of Lord Abbett under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

CLASS Y SHARE EXCHANGES. The Prospectus describes the Telephone Exchange Privilege. You may exchange some or all of your Y shares for Y shares of any Lord Abbett-sponsored funds currently offering Class Y shares to the public. Currently those other funds consist of Lord Abbett Affiliated Fund, Lord Abbett Investment Trust - High Yield Fund, Core Fixed Income Fund, Strategic Core Fixed Income Fund, Bond-Debenture Fund, Developing Growth Fund, and Mid-Cap Value Fund, Growth Opportunities Fund, International Fund, Small-Cap Value Fund, Lord Abbett Securities Trust - Micro-Cap Growth Fund and Micro-Cap Value Fund.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementally by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in each Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Trustees may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 6 months' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

                                       6.
                                   PERFORMANCE

The Fund computes the average annual compounded rate of total return for Class Y shares during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of no sales charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in the Prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the annual total return computation.

In calculating total returns for Class Y shares no sales charge is deducted from the initial investment and the return is shown at net asset value. Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period.

Our yield quotation for Class Y shares is based on a 30-day period ended on a specified date, computed by dividing the net investment income per share earned during the period by the net asset value per share of such class on the last day of the period. This is determined by finding the following quotient: take the dividends and interest earned during the period for the class minus its expenses accrued for the period and divide by the product of (i) the average daily number of Class shares outstanding during the period that were entitled to receive dividends and (ii) the net asset value per share of such class on the last day of the period. To this quotient add one. This sum is multiplied by itself five times. Then one is subtracted from the product of this multiplication and the remainder is multiplied by two. Yields for Class Y shares do not reflect the deduction of any sales charge.

These figures represent past performance, and an investor should be aware that the investment return and principal value of a Fund's investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Therefore, there is no assurance that this performance will be repeated in the future.

                                       7.
                                      TAXES

The Fund intends to elect and to qualify for special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). If it so qualifies, the Fund (but not its shareholders) will be relieved of federal income taxes on the amount it distributes to shareholders. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates.

The Fund contemplates declaring as dividends substantially all of its net investment income. Dividends paid by the Fund from its investment income and distributions of its net realized short-term capital gains are taxable to shareholders as ordinary income or capital gain, whether received in cash or reinvested in additional shares of the Fund. The Fund will send each shareholder annual information concerning the tax treatment of dividends and other distributions.

Upon sale, exchange or redemption of shares of the Fund, a shareholder will recognize short- or long-term capital gain or loss, depending upon the shareholder's holding period in the Fund's shares. However, if a shareholder's holding period in his shares is six months or less, any capital loss realized from a sale or exchange of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gains dividends" received with respect to such shares. The maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are (i) the same as ordinary income rates for capital assets held for one year or less and (ii) 20% for capital assets held for more than one year. Capital gains or losses recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

Losses on the sale of shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, the taxpayer acquires shares that are substantially identical.

Some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not otherwise subject to backup withholding.

The writing of call options and other investment techniques and practices which the Fund may utilize may affect the character and timing of the recognition of gains and losses. Such transactions may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

The Fund may be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that Fund shareholders who are subject to U.S. federal income tax will not be entitled to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund.

The Fund will also be subject to a 4% non-deductible excise tax on certain amounts not distributed or treated as having been distributed on a timely basis each calendar year. The Fund intends to distribute to shareholders each year an amount adequate to avoid the imposition of such excise tax.

Dividends paid by the Fund will qualify for the dividends-received deduction for corporations to the extent they are derived from dividends paid by domestic corporations. Corporate shareholders must have held their shares in the Fund for more than 45 days to qualify for the deduction on dividends paid by the Fund.

Gain and loss realized by the Fund on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gain or loss is attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gain and will be reduced by the net amount, if any, of such foreign exchange loss.

If the Fund purchases shares in certain foreign investment entities called "passive foreign investment companies," the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders in respect of deferred taxes arising from such distributions or gains. If the Fund were to make a "qualified electing fund" election with respect to its investment in a passive foreign investment company, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to the Fund.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (U.S. citizens or residents and United States domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his tax adviser regarding the U.S. and foreign tax consequences of the ownership of shares of a Fund, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

                                       8.
                          INFORMATION ABOUT THE COMPANY

The Company was formed as a business trust under Delaware law on September 29, 1999. The Company offers five classes of shares: Class A, Class B, Class C, Class P, and Class Y. Only the Fund's Class Y shares are offered in this Statement of Additional Information. All shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes or funds may be added in the future. The Act requires that where more than one class or fund exists, each class or fund must be preferred over all other classes or funds in respect of assets specifically allocated to such class or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class or fund in the matter are substantially identical or the matter does not affect any interest of such class or fund. However, the Rule exempts the selection of independent public accountants, the approval of a contract with a principal underwriter and the election of trustees from the separate voting requirements.

The Company does not hold annual meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Company's Declaration of Trust, shareholder meetings may be called at any time by certain officers of the Company or by a majority of the trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of the Company's shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of the shares of the Company's outstanding and entitled to vote at the meeting.

The directors, trustees and officers of Lord Abbett-sponsored mutual funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored mutual fund to the extent contemplated by the recommendations of such Advisory Group.

                                       9.
                              FINANCIAL STATEMENTS

The Statement of Net Assets at December 14, 1999 and the report of Deloitte & Touche LLP, independent auditors, on such statements are attached hereto.

                        LORD ABBETT LARGE-CAP GROWTH FUND

                             STATEMENT OF NET ASSETS

                                DECEMBER 14, 1999

ASSETS:

Cash                                                                                    $ 100,000
PREPAID OFFERING COSTS (3)..............................................................    3,000
                                                                                          -------
TOTAL ASSETS............................................................................$ 103,000
                                                                                          =======
LIABILITIES:

LIABILITIES AND ACCRUED EXPENSES                                                            3,000
                                                                                          -------
NET ASSETS:.............................................................................$ 100,000
                                                                                          =======

NET ASSETS CONSIST OF:

Class A Shares of beneficial interest, $0.00 par value,

   100,000,000 shares authorized........................................................$    0.00
Class B Shares of beneficial interest, $0.00 par value,
   100,000,000 shares authorized........................................................     0.00
Class C Shares of beneficial interest, $0.00 par value,
   100,000,000 shares authorized........................................................     0.00
Class P Shares of beneficial interest, $0.00 par value,
   100,000,000 shares authorized........................................................     0.00
Class Y Shares of beneficial interest, $0.00 par value,
   100,000,000 shares authorized........................................................     0.00
PAID-IN CAPITAL IN EXCESS OF PAR........................................................  100,000
                                                                                          -------
NET ASSETS:.............................................................................$ 100,000
                                                                                          =======

NET ASSET VALUE:

CLASS A - BASED ON NET ASSETS OF $ 96,000 AND 9,600 SHARES OUTSTANDING..................$       10.00
                                                                                                =====
CLASS B - BASED ON NET ASSETS OF $ 1,000 AND 100 SHARES OUTSTANDING.....................$       10.00
                                                                                                =====
CLASS C - BASED ON NET ASSETS OF $ 1,000 AND 100 SHARES OUTSTANDING.....................$       10.00
                                                                                                =====
CLASS P - BASED ON NET ASSETS OF $ 1,000 AND 100 SHARES OUTSTANDING.....................$       10.00
                                                                                                =====
CLASS Y - BASED ON NET ASSETS OF $ 1,000 AND 100 SHARES OUTSTANDING.....................$       10.00
                                                                                                =====

Notes to Financial Statements


(1) Abbett Large-Cap Growth Fund (the "Fund") was organized as a Delaware business trust on September 29, 1999 and is registered under the Investment Company Act of 1940. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of Class A, Class B, Class C, Class P and Class Y shares to Lord, Abbett & Co. ("LA").

(2) The Fund has entered into an investment advisory agreement with LA and a distribution agreement with Lord, Abbett Distributor, LLC (the "Distributor"). (See "Management of the Funds - Management and Advisory Arrangements" in the Statement of Additional Information.)

(3) Prepaid offering cost consist of legal fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Investment Adviser has agreed to bear all the costs of organizing the Fund, estimated to be $13,200.

PART C                     OTHER INFORMATION

Item 23        Exhibits
               --------

               (a) Declaration of Trust is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
               (b) By-Laws are incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
               (c)  Instruments   Defining   Rights  of  Security   Holders  not
                    applicable.
               (d) Management Agreement is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
               (e) Distribution Agreement is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
               (f)  Bonus  or  Profit  Sharing   Contract  is  incorporated  by
                    reference to Post Effective Amendment No. 7 to the Registration Statement on Form N-1A of Lord Abbett Equity Fund (File No. 811-6033).
               (g)  Form of Custodian Agreement filed herewith.
               (h)  Form of Transfer Agency Agreement filed herewith.
               (i)  Legal Opinion filed herewith.
               (j)  Opinion of Deloitte & Touche LLP filed herewith.
                    Consent of Deloitte & Touche filed herewith
               (k)  Financial Statements filed herewith.
               (l)  Initial Capital Agreement filed herewith.
               (m) Rule 12b-1 Plans are incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
               (n)  Financial Data Schedule not applicable.
               (o) Rule 18f-3 Plan is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.

Item 24           Persons Controlled by or Under Common Control with the Fund
                  -----------------------------------------------------------

                  None.

Item 25           Indemnification

                    The Registrant is a Delaware Business Trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant's
          Declaration and Instrument of Trust at Section 4.3 relating to indemnification of Trustees, officers, etc. states the following. The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and
          (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26   Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Lord, Abbett & Co. acts as investment adviser for the Lord Abbett registered investment companies and provides investment management services to various pension plans, institutions and individuals. Lord Abbett Distributor, a limited liability corporation, serves as their distributor and principal underwriter. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or Trustee of any entity.

          Investment Sub - Advisor
          ------------------------

          American Skandia Trust (Lord Abbett Growth & Income Portfolio)

Item 27   Principal Underwriters
          ----------------------

         (a)      Lord Abbett Bond-Debenture Fund, Inc.
                  Lord Abbett Mid-Cap Value Fund, Inc.
                  Lord Abbett Tax-Free Income Fund, Inc.
                  Lord Abbett Global Fund, Inc.
                  Lord Abbett Series Fund, Inc.
                  Lord Abbett U.S. Government Money Market Fund, Inc. Lord Abbett Equity Fund
                  Lord Abbett Tax-Free Income Trust
                  Lord Abbett Affiliated Fund, Inc.
                  Lord Abbett Investment Trust
                  Lord Abbett Research Fund, Inc.
                  Lord Abbett Securities Trust
                  Lord Abbett Developing Growth Fund, Inc.

          (b)     The partners of Lord, Abbett & Co. are:

                  Name and Principal        Positions and Offices
                  Business Address (1)      with Registrant
                  --------------------      ---------------

                  Robert S. Dow             Chairman and President
                  Paul A. Hilstad           Vice President & Secretary
                  Daniel E. Carper          Vice President
                  Robert G. Morris          Vice President

          The other general partners of Lord, Abbett & Co. who are neither officers nor directors of the Registrant are Stephen I. Allen, Zane E. Brown, John E. Erard, Robert P. Fetch, Daria L. Foster, Robert I. Gerber, W. Thomas Hudson, Jr., Stephen I. McGruder, Michael B. McLaughlin, Stephen J. McGruder, Robert J. Noelke, R. Mark Pennington, and Christopher J. Towle.

          Each of the above has a principal business address: 767 Fifth Avenue, New York, NY 10153

         (c)      Not applicable

Item 28           Location of Accounts and Records
                  --------------------------------

                  Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

                  Lord, Abbett & Co. maintains the records required by Rules 31a
- 1(f) and 31a - 2(e) at its main office.

                  Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29           Management Services
                  -------------------

                  None

Item 30           Undertakings
                  ------------

                  The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                     SIGNATURES


             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on December 28, 1999.

Lord Abbett Large-Cap Growth Fund
BY:
/s/ Lawrence H. Kaplan
Lawrence H. Kaplan
Vice President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures                   Title                                  Date
----------                   -----                                  ----

                                    Chairman, President
  /s/Robert S. Dow                 and Director/Trustee         12/28/99
------------------------------      --------------------     -------------------
Robert S. Dow

 /s/E. Thayer Bigelow              Director/Trustee             12/28/99
------------------------------     ----------------         --------------------
E. Thayer Bigelow

   /s/William H. T. Bush          Director/Trustee              12/28/99
------------------------------     ----------------         --------------------
William H. T. Bush

 /s/Robert B. Calhoun, Jr.        Director/Trustee              12/28/99
------------------------------    ----------------          -------------------
Robert B. Calhoun, Jr.

 /s/Stewart S. Dixon             Director/Trustee               12/28/99
------------------------------   ----------------           --------------------
Stewart S. Dixon

 /s/John C. Jansing              Director/Trustee               12/28/99
------------------------------   ---------------            --------------------
John C. Jansing

/s/ C. Alan MacDonald            Director/Trustee               12/28/99
------------------------------   ----------------           --------------------
C. Alan MacDonald

/s/Hansel B. Millican, Jr.      Director/Trustee                12/28/99
------------------------------  ----------------            --------------------
Hansel B. Millican, Jr.

 /s/Thomas J. Neff              Director/Trustee                12/28/99
------------------------------  ----------------           ---------------------
Thomas J. Neff

                                Chief
  /s/Joan A. Binstock           Financial Officer              12/28/99
------------------------------ -----------------           ---------------------
Joan A. Binstock


                      FORM OF GLOBAL CUSTODY AGREEMENT

         THIS AGREEMENT made the 14th day of December, 1999, by and between LORD ABBETT LARGE-CAP GROWTH FUND, a Delaware business trust (hereinafter called the "Trust"), and THE BANK OF NEW YORK, a banking corporation organized under the laws of the State of New York (hereinafter called the "Custodian").

                              WITNESSETH:

         WHEREAS, the Trust desires that all securities and cash, if any, now held by the Trust, together with all such other securities and cash as may hereafter be delivered or caused to be delivered by the Trust to the Custodian, shall be hereafter held and administered by the Custodian pursuant to the terms of this Agreement; and
         WHEREAS, the Trust and the Custodian desire to provide for the maintenance of foreign securities owned by the Trust, and cash incidental to transactions in such securities, in the custody of certain foreign banking institutions and foreign securities depositories acting as sub-custodians in conformity with the requirements of Rule 17f-5 of the rules and regulations under the Investment Company Act of 1940, as amended (the "Act");

         NOW, THEREFORE, in consideration of the mutual agreements herein made, the Trust and Custodian agree as follows:

SEC. 1. Definitions.

         The words "Authorized Instructions" mean a communication given by an Authorized Person and received by the Custodian in writing or by telephone, facsimile transmission, telegram, teletype, cablegram or other teleprocess or electronic instruction system which the Custodian believes in good faith to be given by the Trust or which are transmitted with proper testing or authentication pursuant to terms and conditions specified in writing and provided to the Trust by the Custodian.

         The words "Authorized Persons" mean those officers or agents of the Trust who have been designated by a certificate of the Trust, a certified copy of which has been filed with the Custodian, to act on behalf of the Trust in the performance of any acts that Authorized Persons may do under this Agreement pursuant to such certificate. Such persons shall continue to be Authorized Persons until such time as there has been filed with the Custodian a certified copy of a certificate of the Trust revoking the authority of such persons.

         The word "securities" as used herein includes stocks, bonds, debentures, notes, evidences of indebtedness, evidences of interest, warrants and other securities, irrespective of their form, the name by which they may be described, or the character or form of the entities by which they are issued or created.

         The words "Foreign Custodian" shall have the meaning assigned to such words in Section 14 hereof.

         The words "officers' certificate" shall mean a request or direction or certification in writing signed in the name of the Trust by the Chairman, President or a Vice President and the Secretary or the Treasurer or an Assistant Secretary or an Assistant Treasurer.

         The word "Depository" as used herein shall mean any "system" or "person" contemplated by Section 17(f) of the Act in which the Custodian may, under that Section and any rules, regulations or orders thereunder and under
Section 13 of this Agreement, deposit all or part of the securities of the Trust.

         The word "receipt" whenever used in this Agreement in connection with receipt of securities shall mean receipt by the Custodian of: (i) securities in bearer form or in form for transfer satisfactory to the recipient; or (ii) written or telegraphic advice from a Depository that securities have been credited to the account of the Custodian or a Foreign Custodian, as the case may be, at the Depository; or (iii) written or telegraphic advice from any branch of the Custodian doing business in the United States and/or any foreign country that such securities in bearer form or in form for transfer have been deposited with it.

         The word "receipt" whenever used in this Agreement in connection with receipt of payment by the Custodian shall mean receipt by the Custodian of: (i) cash or check certified or issued by a bank (which term as used herein shall include a Federal Reserve Bank), trust company, member of a national securities exchange or a Depository; or (ii) written or telegraphic advice from a bank, trust company, registered clearing agency or a Depository that funds have been credited to the account of the Custodian or a Foreign Custodian, as the case may be, at one or more of the foregoing or such advice from a registered clearing agency or a Depository that funds will be so credited to the account of the Custodian or a Foreign Custodian, as the case may be.

The word "Series" shall mean Lord Abbett Large-Cap Growth Fund and any further Series of the Trust from time to time created by the Board of Trustees.

SEC. 2. Names, Titles and Signatures; Securities Devices. The Trust will furnish to the Custodian from time to time, whenever any change occurs, an officers' certificate setting forth the names, titles and signatures of its officers, the name of the transfer agent of its capital stock, and the names and signatures of the officers, employees and agents thereof entitled to sign documents hereunder. The Trust will use its best efforts to safeguard any test keys, identification codes or other security devices with which the Custodian provides it.

SEC. 3. Receipt, and Disbursement of Money.

         A. The Custodian shall open and maintain a separate account or accounts in the name of the Trust with respect to assets belonging to each Fund and shall hold in such account or accounts all cash received by it for the account of the Trust. The Custodian shall make payments of cash to, or for the account of, the Trust pertaining to a particular Series from such cash accounts only (a) upon the purchase of securities for the portfolio of such Series against receipt by it of such securities, (b) for the purchase or redemption of shares of such Series; (c) for the payment of dividends, taxes, management or supervisory fees, operating expenses or other liabilities belonging such Series, (d) for payments in connection with the conversion, exchange or surrender of securities owned by the Trust and belonging to such Series, (e) for payments in connection with the return of securities loaned by the Trust and belonging to such Series or the reduction of cash collateral held by the Custodian with respect to such securities, (f) for the transfer of funds to a Depository or a Foreign Custodian, as the case may be, or (g) for other proper corporate purposes pertaining to such Series. In making any such payment pursuant to clause (a) above, the Custodian shall first receive Authorized Instructions (which may be given by an officers' certificate) requesting such a payment. If such Authorized Instructions pursuant to clause (a) above are not given by an officers' certificate, then promptly following such payment, the Trust shall furnish to the Custodian an officers' certificate confirming the request for such payment. In making any such other payment, the Custodian shall first receive an officers' certificate requesting such payment and stating the clause of this subsection A pursuant to which such payment is permitted, any additional evidence specifically called for in this subsection A, and for the purposes of clause (g) above, the Custodian shall also receive a resolution of the Board of Trustees of the Trust signed by an officer of the Trust and certified by its Secretary or an Assistant Secretary, setting forth the purposes of such payment, declaring such purposes to be proper trust purposes pertaining such Series, and naming the person or persons to which such payment is to be made.

         B. The Custodian is hereby authorized to endorse and collect all checks? drafts or other orders for the payment of money received by the Custodian for the account of the Trust.

         SEC. 4. Receipt of Securities.

          The Custodian agrees to hold in the separate account opened and maintained for the Trust all securities received by the Custodian for the account of the Trust and belonging to such Series which may now or hereafter be delivered to it by or for the account of the Trust. All securities of the Trust in the custody of the Custodian are to be held or disposed of, subject at all times to the instructions of, the Trust pursuant to the terms of this Agreement.

SEC. 5. Transfer, Exchange, Delivery, etc., of Securities.

         The Custodian shall have sole power to release or deliver any securities of the Trust held by it pursuant to this Agreement. The Custodian shall transfer, exchange or deliver securities held by it hereunder belonging to a particular Series only (a) upon sales of such securities for the account of the Trust and receipt by Custodian of payment therefor, provided that, in the case of sales of physical securities within the United States, the Custodian may transfer or deliver securities physically held by it in accordance with the customs prevailing in the market for such securities under which such securities are delivered to a broker (specified by the Trust by Authorized Instructions as provided below) for examination by such broker against such broker's receipt,
(b) when such securities are called, redeemed or retired or otherwise become payable, (c) in exchange for or upon conversion into other securities or cash whether pursuant to any plan of merger, consolidation, reorganization, recapitalization or readjustment, or otherwise, (d) upon conversion of such securities pursuant to their terms into other securities, (e) upon exercise of subscription, purchase or other similar rights represented by such securities,
(f) for the purpose of exchanging interim receipts or temporary securities for definitive securities, (g) for the purpose of redeeming in kind shares of such Series, (h) for loans of such securities by the Trust, or for the return of securities held as collateral in connection with such loans, upon receipt by the

Custodian of security in form of cash or its equivalent equal to 100% of the fair market value of such securities, (i) upon deposit of such securities owned by the Trust in a Depository or with a Foreign Custodian, or (j) for other proper corporate purposes pertaining to such series, but only, for purposes of this clause (j), upon receipt of a resolution of the Board of Trustees, signed by an officer of the Trust and certified by its Secretary or Assistant Secretary, specifying the securities to be delivered, setting forth the purposes for which such delivery is to be made, declaring such purposes to be proper trust purposes pertaining to such Series, and naming the person or persons, each of whom shall be stated in such resolution to be an officer or employee of the Trust bonded against larceny or embezzlement, to whom delivery of such securities shall be made. In making any such transfer, exchange or delivery pursuant to clause (a) above, the Custodian shall first receive Authorized Instructions (which may be given by an officers' certificate) requesting such transfer, exchange or delivery. If such Authorized Instructions pursuant to clause (a) above are not given by an officers' certificate, then promptly following such transfer, exchange and delivery, the Trust shall furnish to the Custodian an officers, certificate requesting such transfer, exchange or delivery. In making any such other transfer, exchange or delivery, the Custodian shall first receive an officers' certificate requesting such transfer, exchange or delivery and stating the clause of this Section 5 pursuant to which such transfer, exchange or delivery is permitted, and any additional evidence specifically called for in this Section 5. For the purposes of clause (h) above, the officers' certificate shall also identify the securities to be delivered and shall state the loan agreement under which the delivery is to be made, the date of delivery, the name of the borrower and the amount and description of collateral to be received in connection therewith.

SEC. 6. Custodian's Acts Without Instructions.

          Unless and until the Custodian receives an officers, certificate to the contrary, the Custodian shall:

          (a) Take such steps as may reasonably be necessary to secure or otherwise prevent the loss of rights relating to any securities held by it for the account of the Trust and belonging to a particular Series, Provided that the Custodian's (i) timely monitoring of investment data provided by one or more recognized international investment data services identified to the Trust and whose data pertains to each relevant market and (ii) prompt action in respect thereof will be deemed to fulfill the Custodian's obligations under this paragraph (a) with respect to corporate actions;

          (b) Present for payment all coupons and other income items held by it for the account of the Trust which call for payment upon presentation, and hold the cash received by it upon such payment for the account of the Trust, any advance of the collections of funds or other property paid or distributed with respect to any securities shall be made subject to final payment.

          (c) Collect interest and cash dividends received, and other income of any kind, with notice to the Trust, for the account of the Trust with respect to the Series to which they belong;

          (d) Hold for the account of the Trust with respect to the Series to which they belong all stock dividends, rights and similar securities issued with respect to any securities held by it hereunder; and,

          (e) Execute as agent on behalf of the Trust all necessary ownership certificates required by the Internal Revenue Code or the Income Tax Regulations of the United States Treasury Department now or hereafter in effect, inserting the Trust's name on such certificates as the owner of the securities covered thereby, to the extent it may lawfully do so.

SEC. 7. Registration of Securities.

           The Custodian shall register all securities, except such as are in bearer form or held by a Depository or a Foreign Custodian (except as otherwise directed by an officers' certificate), in the name of a registered nominee of Custodian as defined in the Internal Revenue Code and any Regulations of the Treasury Department issued thereunder or in any provision of any subsequent Federal Tax Law exempting such transaction from liability for stock transfer taxes and shall execute and deliver all such certificates in connection therewith as may be required by such laws or Regulations or under the laws of any State. The Trust will hold any such nominee harmless from any liability as a holder of record of such securities. The Custodian shall use its best efforts to the end that the specific securities held by it hereunder shall be at all times identifiable. The Trust shall from time to time furnish to the Custodian appropriate instruments to enable the Custodian to hold or deliver in proper form for transfer, or to register in the name of its registered nominee, any securities which it may hold for the account of the Trust and which may from time to time be registered in the name of the Trust.

SEC. 8. Voting and Other Action.

         Neither the Custodian nor any nominee of the Custodian shall vote any of the securities held hereunder by or for the account of the Trust, except in accordance with the instructions contained in an officers' certificate. The Custodian shall execute and deliver, or cause to be executed and delivered, to the Trust all notices, proxies and proxy soliciting materials with relation to such securities, but without indicating the manner in which such proxies are to be voted.

SEC. 9. Transfer Taxes and other Disbursements.

         The Trust shall pay or reimburse the Custodian from time to time for any transfer taxes payable upon transfers of securities made hereunder, and for all other necessary and proper disbursements and expenses made or incurred by the Custodian in the performance of this Agreement.

         The Custodian shall execute and deliver such certificates in connection with securities delivered to it or by it under this Agreement as may be required under the provisions of the Internal

         Revenue Code and any Regulations of the Treasury Department issued thereunder, or under the laws of any State, to exempt from taxation any exemptible transfers and/or deliveries of any such securities.

 SEC. 10. Custodian's Liability.

         In taking any action called for by this Agreement, the Custodian shall be entitled in good faith to rely upon the officers' certificate (or, in the case of Sections 3A. (a) and 5(a), Authorized Instructions) and other evidence specifically called for by the appropriate section of this Agreement. The Trust, its successors and assigns shall at all times fully indemnify and save harmless the Custodian, its successors and assigns, from any and all liability whatsoever which may arise out of the obligation of the Custodian to perform the things to be done by it under this Agreement. Nothing herein shall exempt the Custodian from liability due to its own negligence or willful misconduct or the negligence or willful misconduct of a Foreign Custodian or DTC. The Custodian is not under any duty under this Agreement to provide the Trust with investment advice or to supervise (in an advisory capacity) its investments.

SEC. 11. Reports.

          The Custodian shall advise the Trust with respect to transactions for the account of the Trust and with respect to each Series and shall report as to the composition of the Trust's assets belonging to each Series at such times as the Trust shall reasonably request. The books and records of the

Custodian pertaining to its actions under this Agreement shall be open to inspection and audit at reasonable times by the Trust's officers and auditors. The Custodian shall also furnish information as reasonably requested by the Trust in order to enable the Trust to comply with applicable laws and regulations. Such information shall include, but not be limited to, identification (quarterly and as such information is received) of all non-United States entities having actual physical possession of cash and securities of the Trust.

SEC. 12. Custodian Compensation.

         The Custodian shall be paid as compensation for its services pursuant to this Agreement such compensation as may from time to time be agreed upon between the two parties.

SEC. 13. Depositories

         The parties agree that, as of the date of this Agreement, the Depositories in which deposits of securities may be made are The Federal
Reserve/Treasury Book Entry System (the "System"), Depository Trust Company ("DTC"), subject to the terms and conditions of this Section 13 and Section 14. Other Depositories may be used under this Agreement if both parties consent in writing to the use thereof; any such use shall be subject to the terms and conditions of this Section 13 applicable to the System, DTC the extent, if any, to which such terms and conditions are changed in any such consent or consents.

          In using Depositories under this Agreement, the parties will comply with the terms and conditions of Rule 17f-4 and, Rule 17f-5 under the Act, and such terms and conditions the parties hereto agree, and such terms and conditions shall supersede conflicting provisions of this Agreement. Nothing herein shall be deemed to require that the Custodian ascertain, as a condition to the use of the System, DTC, that any required action has been taken by the Board of Trustees of the Trust. Notwithstanding the use of any Depository or Foreign Custodian hereunder, the securities and the funds of the Trust at all times will be deemed to be in the custody of, and maintained by, the Custodian, and the Custodian will indemnify and save harmless the Trust for any losses (i) caused by the use of a Depository (other than DTC) or (ii) caused by the negligence or willful misconduct of a Foreign Custodian or DTC.

          If and to the extent that a Depository permits the withdrawal of a security from it in certificate form and the Trust requires a certificate for making a loan or otherwise, the Custodian shall take all necessary and appropriate action to obtain such certificate upon receipt of an officers' certificate requesting the same.

           The Trust has agreed to use DTC's Institutional Delivery (ID) system which will provide it with broker trade confirmations of certain securities transactions which it has entered into. After comparing the trade data with each confirmation, the Trust shall affirm to DTC electronically all trades whose confirmations accurately reflect the trades which it has entered into, such affirmations constituting its instructions to deliver or receive portfolio assets of the Trust. Upon receipt of each affirmation, DTC has been instructed to send appropriate instructions to the Custodian in the form of an "Eligible Trade Report". In the event a broker's trade confirmation does not accurately reflect the transaction in question, the Trust shall not affirm the transaction in question in which event DTC has been instructed not to send the Custodian instructions with respect to such trade confirmation.

         Accordingly, anything in this agreement to the contrary notwithstanding, whenever securities transactions of the Trust are to be settled through the DTC ID system, or through a similar depository system, the Custodian shall be authorized to act in accordance with, and shall be entitled to rely on, and be protected in acting on, those instructions received by it on the Eligible Trade Report through such depository system to the same extent as if the information contained in such instructions was given in an officers' certificate, signed by officers of the Trust. In the event that such depository system for any reason does not furnish the Custodian with an Eligible Trade Report, the Trust shall provide the Custodian with an officers' certificate with the same information such Report otherwise would have contained.

SEC. 14. Employment of Subcustodians; Euro-clear Subcustodians.

            (a) The Trust hereby authorizes the Custodian to employ as subcustodians for securities and other assets owned by the Trust and maintained outside the United States, the foreign banking institutions which are "eligible foreign custodians" as such term is defined in paragraph (c)(2) of Rule 17f-5 under the Act and which are listed in Exhibit A attached hereto (when such entities are employed by the Custodian pursuant to the terms hereof, "Foreign Custodians"). The Foreign Custodians may hold securities and other assets of the Trust in the countries set forth opposite their respective names in Exhibit A. As part of its use of the Euro-clear System, securities and other assets owned by the Trust may also be held in the countries and by the banks listed on Exhibit A as Euro-clear Subcustodians (the "Euroclear Subcustodians") which are "eligible foreign custodians" as so defined or is an overseas branch of a "qualified U.S. bank" as defined in paragraph (c)(3) of Rule 17f-5 under the Act.

           (b) Exhibit A may be expanded from time to time pursuant to one or more letter agreements approved by the Trust's Board of Trustees. If the Trust advises the Custodian that a majority of the Board of Trustees has determined that (i) a foreign banking institution or the Euro-clear Subcustodian listed on Exhibit A hereto, as the same may be supplemented as provided above, or the Euro-clear System, may no longer be considered an "eligible foreign custodian" under Rule 17f-5 under the Act, (or, in the case of an overseas branch of a U.S. bank, if such U.S. bank may no longer be considered a "qualified U.S. bank" under Rule 17f-5 under the Act) and is not the subject of an exemptive order of the Securities and Exchange Commission under the Act, or
(ii) continuance of the arrangement with any such entity would not otherwise be consistent with the best interests of the Trust and its shareholders, the Trust's assets shall be withdrawn from the care of such foreign banking institution or such Euro-clear Subcustodian or the Euro-clear System (or such overseas branch of a U.S. bank), as the case may be, as soon as reasonably practicable, and in any event within 180 days of the date the trustees make such determination.

          (c) Notwithstanding the use hereunder of a Foreign Custodian or a Depository, the Custodian will at all times maintain a separate account or accounts in the name of the Trust with respect to assets belonging to each Series and shall maintain such account or accounts for any and all cash and/or securities which are from time to time received for the account of the Trust in respect of such Series and which are held by a Foreign Custodian or a Depository pursuant to the terms hereof.

           (d) The Custodian's employment of any Foreign Custodian under this Agreement shall be governed by a written agreement substantially in the form attached hereto as Exhibit B.

          (e) The use of the Euro-clear System under this Agreement shall be in accordance with the Terms and Conditions Governing the Use of Euro-clear, as supplemented or amended from time to time (the "Euro-clear Terms"), a current copy of which document is attached hereto as Exhibit C, and with Rule 17f-5 under the Act.

          (f) The Custodian (A) will confirm to the Trust in writing by February 1 in each year that each Foreign Custodian and each Euro-clear Subcustodian continues to be an "eligible foreign custodian" as defined in Rule 17f-5 under the Act and that the provisions contained in paragraphs (d) and (e) above are being complied with and (B) will advise the Trust immediately in writing if any Foreign Custodian or Euro-clear Subcustodian ceases to be an "eligible foreign custodian" as so defined (or, in the case of a Euro-clear Subcustodian which is an overseas branch of a U.S. bank, if such bank ceases to be a "qualified U.S. bank" as defined in Rule 17f-5 under the Act) or if any such provision is not being complied with. The Custodian will also advise the Trust promptly of any significant amendment to any subcustodian agreement with any Foreign Custodian or the Euroclear Terms, if it learns of any significant change in the insurance maintained by any Foreign Custodian, the Euro-clear System or any Euro-clear Subcustodian from the insurance previously described by the Custodian to the Trust, or if it learns of any significant change in the substance of any of the opinions of Counsel obtained by the Custodian in connection with its employment of Foreign Custodians (including, without limitation, changes with respect to (i) assets of the Trust being subject to any right, charge, security, interest, lien or claim, or (ii) beneficial ownership of securities), from the description of such opinions of Counsel furnished to the Trust. (g) Until the Custodian receives an officers' certificate to the contrary, the Custodian will instruct each Foreign Custodian to:

                   (1) deposit all cash received for the benefit of the Trust in a deposit account maintained by the Foreign Custodian in the name of the Custodian and to make payments of such cash only to the extent the Custodian is authorized to make such payments pursuant to Section 3 of this Agreement;

                 (2) transfer, exchange or deliver securities owned by the Trust only to the extent the Custodian is authorized to make such transfers, exchanges or deliveries pursuant to Section 5 of this Agreement, provided that the Foreign Custodian may make delivery of securities and accept payment therefor in accordance with the customs prevailing in the particular market or among securities dealers in such market; Provided further that if such customs include, in the case of delivery of physical securities, delivery against receipt of payment therefor, the Custodian will instruct the Foreign Custodian to make delivery in that manner;

                                   (3) vote  securities  owned by the Trust only
                            in accordance with the instructions contained in an officers, certificate as provided in Section 8 of this Agreement;

                                   (4) maintain securities owned by the Trust with the Euro-clear System only in accordance with the provisions of this Section 14 and maintain securities owned by the Corporation with no securities depository or clearing agency other than the Euro-clear System except to the extent other Depositories have been consented to pursuant to
                            Section 13 of this Agreement;

                                   (5) take such steps (to be  specified in such
                            instructions) as may reasonably be necessary to secure or otherwise prevent the loss of rights relating to any securities owned by the Trust, provided that it shall be understood that the custodian's (i) timely monitoring of investment data provided by one or more recognized international investment data services identified to the Trust and whose data pertains to each relevant market and (ii) prompt instructions to the appropriate Foreign Custodian in respect thereof will be deemed to fulfill the Custodian's obligations under this paragraph;

                                    (6)  promptly   notify  the  Custodian  upon
                            receiving notices or reports of corporate actions affecting any securities owned by the Trust;

                (7) on a timely basis, present for payment maturing obligations and those called for redemption to the extent that the Foreign Custodian receives notice of such opportunities for payment and hold monies received upon presentation of such maturing obligations for credit to the account maintained pursuant to paragraph (g)(1) of this
         Section 14;

                (8) execute in the name of the Custodian such ownership and other certificates as may be required to obtain payment in respect of any securities owned by the Trust;

                (9) accept, open and act appropriately with respect to all mail directed to the Trust or the Custodian in care of the Foreign Custodian relating to any securities or cash belonging to the Trust;

             (10) disclose the Trust's name, address and securities position to the issuers of securities belonging to the Trust when requested to do so by such issuers; and

     (11) deal with fractional interests received by the Foreign Custodian as a result of stock dividends by buying the additional fractional interest needed to obtain a full share.
     (h) Securities owned by the Trust may be registered in the name of the Foreign Custodian's nominee to the same extent as set forth in Section 7 hereof. The Trust will hold any such nominee harmless from any liability as a holder of record of such securities.

sec. 15. Termination or Assignment of Agreement.

         This Agreement may be terminated by the Trust on thirty days' notice or by the Custodian on sixty days' notice given in writing and sent by registered mail to the Custodian at 23 Wall Street, New York, N.Y. 10015, or to the Trust, at 767 Fifth Avenue, New York, N.Y. 10153, as the case may be.

         Upon any termination of this Agreement, including any termination pursuant to Section 16 hereof, the Custodian shall not be required to make any delivery or payment of cash and securities held by it hereunder until full payment shall have been made by the Trust of all liabilities constituting a charge on or against the cash and securities held by the Custodian or on or against the Custodian, and until full payment shall have been made to the Custodian of all its fees, compensation, cost and expenses, or until the Custodian shall have been furnished with security and indemnity satisfactory to it against any liability, obligation, fees, compensation, cost or expense in connection with this Agreement or on account of any action taken or omitted by the Trust or its officers or directors under this Agreement.

         This Agreement may not be assigned by the Custodian without the consent of the Trust, authorized or approved by a resolution of its Board of Trustees.

SEC. 16. Successors.

         A. Upon any termination of this Agreement, or in case at any time the Custodian shall tender its resignation or shall be removed or dissolved, or otherwise shall become incapable of acting, or in case control of the Custodian or of its offices shall be taken over by any public officer or officers, (a) the Trust, by an officers' certificate furnished to the Custodian, may (i) designate a successor, to whom the Custodian shall thereupon deliver all cash and securities of the Trust held by it, or held in its name by a Depository, or held by a Foreign Custodian, or
(ii) specify the names of the persons or entities to whom all cash and securities of the Trust shall be delivered or paid, or (iii) certify that the stockholders of the Trust have duly voted that it function without a qualified bank or trust company to hold its cash and securities and request delivery of all cash and securities to it, in which case the Custodian shall thereupon deliver to the Trust all cash and securities held by it or held in its name by a Depository, or held by a Foreign Custodian, or (b) in the absence of any officers' certificate pursuant to (i), (ii) or (iii) within a period of 60 days after such resignation, removal, dissolution, incapacity or taking over, the Custodian may deliver any cash and securities of the Trust held by it or held in its name by a Depository or held by a Foreign Custodian to a bank or trust company in the City of New York, having a capital, surplus and undivided profit aggregating not less than $5,000,000 selected by it, such cash and securities to be held subject to the same terms as those set forth in this Agreement. Any successor appointed by the Trust or selected by the Custodian shall immediately and without further act be superseded by a successor appointed by the holders of not less than a majority of the shares of the capital stock of the Trust at the time outstanding.

         B. Any bank or trust company in or into which the Custodian or any successor hereunder may be merged or converted, or with which it or any such successor may be consolidated, or any bank or trust company resulting from any merger, conversion or consolidation to which the Custodian or any such successor shall be a party, or any bank or trust company succeeding to the business of the Custodian or any such successor, shall be substituted as successor under this Agreement and any amendments thereof and all agreements hereunder without the execution of any instrument or any further act on the part of the Trust or any such successor, provided such bank or trust company be a national banking association or trust company or banking corporation organized under the laws of the United States of any State thereof and have a capital, surplus and undivided profits aggregating not less than $5,000,000.

          C. Any successor resulting from the provisions of subsections A or B above shall be vested with all the powers, duties and obligations of its predecessor under this Agreement and any amendments thereof and agreements hereunder and shall succeed to all the exemptions and privileges of its predecessor under this Agreement and any amendments thereof and agreements hereunder.

I

          IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and their respective corporate seals to be affixed hereto as of the date first above written by their respective officers thereunto duly authorized.

          Executed in four counterparts, each of which is an original.

                                            LORD ABBETT LARGE-CAP GROWTH FUND


                                            By
                                                  Vice President,

 (Seal)

Attest,


Assistant Secretary
                                            The Bank of New York

                                            BY:
                                            Vice President
  (Seal)

 Attest:



   Assistant Secretary

                      FORM OF TRANSFER AGENCY AGREEMENT


                                A G R E E M E N T

            THIS AGREEMENT, made as of the 14th Day of December 1999 by and between Lord Abbett Large-Cap Growth Fund,a Delaware business trust, having its principal office and place of business at 767 5th Ave., New York, NY, and on or about January 17, 2000, 90 Hudson Street, Jersey City, NJ (hereinafter called the "Trust"), and UNITED MISSOURI BANK OF KANSAS CITY, N. A., a national banking association, having its principal office and place of business at Kansas City, Missouri (hereinafter sometimes called the "Bank" or "Transfer Agent"),

                                   WITNESSETH:

             WHEREAS, the Trust desires to appoint the Bank as Transfer Agent and Dividend Disbursing Agent, and the Bank desires to accept such appointment;

             NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

  Section 1. Certain Representations and Warranties of the Bank.

             The Bank represents and warrants to the Trust that:

              1.01 It is a national banking association duly organized and existing and in good standing under the laws of the United States of America.

              1.02 It is duly qualified to carry on its business in the State of Missouri.

              1.03 It is empowered under applicable laws and by its charter and by-laws to enter into and perform the services contemplated in this Agreement.

              1.04 All requisite trust proceedings have been taken to authorize it to enter into and perform this Agreement.

              1.05 It has or has available to it, and will continue to have available and cause to be maintained, the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.

Sention 2. Certain Representations and Warranties of the Trust.

            The Trust represents and warrants to the Bank that:

            2.01 It is a business trust duly organized and existing and in good standing under the laws of the State of Delaware.

            2.02 It is an open-end diversified management investment company registered under the Investment Company Act of 1940

            2.03 A registration statement under the Securities Act of 1933 is currently effective with respect to all shares of the Trust being offered for sale.

            2.04 All requisite steps have been taken to register the Trust's shares for sale in all states in which the Trust's shares are now offered for sale through independent dealers, and the Trust has no notice of any stop order or other proceeding in any such state affecting such registration or the sale of the Trust's shares.

            2.05 The Trust is empowered under applicable laws and by its charter and by-laws to enter into and perform this Agreement; and, when authorized by its Board of Trustees, all requisite trust proceedings will have been taken to authorize it to enter into and perform this Agreement.

  Section 3. Scope of Appointment.

             3.01 Subject to the conditions set forth in this Agreement, the Trust hereby employs and appoints the Bank as Transfer Agent and Dividend Disbursing Agent effective December 14, 1999.

3.02 The Bank hereby accepts such employment and appointment and agrees that on and after December 14, 1999, it will act as the Trust's Transfer Agent and Dividend Disbursing Agent. The Bank agrees that it will also act as agent in connection vith the Trust's Periodic Investment Program and Periodic Withdrawal Plan accounts and other accumulation, open-account or similar plans for shareholders and that it vill provide services as custodian of Keogh plans and IRA plans for shareholders of mutual funds managed by Lord, Abbett & Co. vhich are approved and accepted by the Bank.

3.03 The Bank agrees to provide the necessary facilities, equipment and personnel to perform its duties and obligations hereunder in accord&nee vith the best industry practice.

3.04 The Trust states that as of December 14, 1999, all of its existing shareholder and account records or such thereof as are deemed necessary for the performance of the duties of the Transfer Agent hereunder are in the possession of Data-Sys-Tance, Inc., 114 West 11th Street, Kansas City, Missouri (hereinafter called "DST"), and that the Transfer Agent is entitled to rely on the correctness and accuracy of all such records in the performance of its duties as required by this Agreement.

 3.05 The Bank agrees that it vill perform all of the usual and ordinary services as Transfer Agent and Dividend Disbursing Agent and as agent for the various shareholder accounts, including, without limitation, the following: issuing, transferring and cancelling stock certificates, maintaining all shareholder accounts, preparing shareholder meeting lists, mailing proxies, receiving and tabulating proxies, mailing shareholder reports and prospectuses, vithholding taxes on non-resident alien accounts, preparing and mailing checks for disbursement of income dividends and capital gains distributions, preparing and filing U. S.

                    Treasury Department Form 1099 for all shareholders, preparing and mailing confirmation forms to shareholders and dealers with respect to all purchases and liquidations of Trust shares and other transactions in shareholder accounts for which confirmations are required, preparing and mailing dealer commission statements and dealer commission checks, recording reinvestment& of dividends and distributions in Trust shares, recording redemptions of Trust shares and preparing and sailing checks for payments upon redemption and for disbursements to withdrawal plan holders. The Bank has reviewed the requirements of the Trust set forth in Exhibit A hereto and represents and warrants that it will be able to, and agrees that it will, fulfill such requirements as and when requested by the Trust.

Section 4. Fees and Expenses.

            4.01 For the services to be rendered by the Bank pursuant to this Agreement, the Trust agrees to pay to the Bank a reasonable compensation as agreed upon in writing between the Trust and the Bank for all services rendered as Transfer Agent and Dividend Disbursing Agent, taking into account among other factors the lowest rates which the Bank and its sub-agent, if any, charge other mutual funds for similar services and economies resulting from increased volume of business and from reduced costs to the Bank and its sub-agent, if any. One-twelfth (1/12th) of the annual maintenance fee agreed upon per shareholder account shall be paid on the fifth (5th) day of each month. Each monthly payment shall be recalculated by multiplying 1/12th oetge annual maintenance fee times the highest number of open shareholder accounts existing at any time during the previous month; provided, however,that any service fees or charges other than transcript fees paid to the Transfer Agent or its sub-agent, if any, by the Trust's shareholders or by dealers shall be applied toward such monthly payments by the Trust.

           4.02 The Trust agrees to promptly reimburse the Bank for all reasonable out-of-pocket expenses or advances incurred by it and by its subagent, if any, in connection with the performance of services under this Agreement, for postage (and first class mail insurance in connection with mailing stock certificates), envelopes, check forms, continuous forms, forms for reports and statements, stationery, and other similar items, telephone and telegraph charges incurred in answering inquiries from dealers or shareholders (unless due to errors of the Bank or its sub-agent, if any), and microfilm used each year to record the previous year's transactions in shareholder accounts and computer tapes used for permanent storage of records.

           4.03 The Bank agrees to pay or cause its sub-agent, if any, to pay the entire cost of providing one telephone circuit for voice and data transmission between the offices in Kansas City, Missouri, where the computer equipment on which the shareholder records are maintained is located, and the Trust's offices in New York City.

Section 5. Efficient Operation of System.

           5.01 In connection with the performance of its services under this Agreement, the Bank assumes full responsibility for the accurate and efficient functioning of the system used for the establishment and maintenance of shareholder records at all times, including without limitation:

(a) The accuracy of all entries In the Bank's records reflectIng orders and instructions received from dealers, shareholders, the Trust or its principal underwriter;

(b) The continuous availability and the accuracy of shareholder lists, shareholder account verifications, confirmations and other shareholder account information to be produced from its records or data;

(c) The accurate and timely issuance of dividend and distribution checks in accordance with instructions received from the Trust;

(d) The accuracy of redemption transactions and payments in accordance with redemption instructions received from dealers, shareholders or the Trust;

(e) The deposit daily in the Trust's appropriate special bank account of all checks and payments received from dealers or shareholders for investment in shares;

(f) The requiring of proper forms of instructions, signatures and signature guarantees and any necessary documents supporting the legality of transfers, redemptions and other shareholder account transactions, all in conformity with the Transfer Agent's present procedures with such changes as may be required or approved by the Trust; and

(g) The maintenance of a current duplicate set of the Trust's essential records at a secure distant location, in form available and usable forthwith in the event of any breakdown or disaster disrupting its main operation.

Section 6. Indemnification.

            6.01 Except to the exteAt that the Bank or its sub-agent, if any, is covered by and receives payment from any insurance required hereunder, the Bank shall not be responsible for, and the Trust shall hold harmless and indemnify the Bank from and against any loss or liability to the Trust or third parties (and expenses including attorney's fees in connection with any claim or suit asserting any such liability) arising out of or attributable to actions taken by the Bank or its sub-agent, if any, pursuant to this Agreement, provided that the Bank and its sub-agent, if any, have acted in good faith, with due diligence and without negligence. The matters covered by this indemnification include but are not limited to the following:

                     (a) Errors or omissions in records and documents received by DST, the prior Transfer Agent, which, prior to the appointment of DST, had been prepared and/or maintained by the Trust, Morgan Guaranty Trust Company of New York or any other person or firm on behalf of the Trust, and which were relied on by DST;

                    (b) Actions under this Agreement in reliance on, or in the carrying out of, any instructions or requests of the Trust or its officers (it being agreed that the Bank or its sub-agent, if any, may apply to the Trust for instructions whenever it is deemed advisable);

                   (c) Actions under this Agreament taken or omitted by the Bank or its sub-agent, if any, in good faith in reliance on an opinion of outside legal counsel for the Bank or for the Trust; and

                  (d) Actions of the Bank or its sub-agent, if any, under this Agreement in reliance upon any certificate or document rea sonably believed by it to be genuine and to have been signed by (or bear the proper facsimile signature of) the proper person or persons.

The Trust shall be responsible for, and shall have the right to conduct or control the defense of any litigation asserting liability against which the Bank or its sub-agent,if any, is indemnified hereunder.

            6.02 The Bank shall hold harmless and indemnify the Trust from and against any loss or liability arising out of the Bank's failure to comply with the terms of this Agreement or arising out of the Bank's negligence or misconduct.

Section 7. Certain Covenants of the Bank and the Trust.

            7.01 All requisite steps will be taken by the Trust from time to time when and as necessary to register the Trust's shares for sale in all states in which the Trust's shares shall at any time be offered for sale through independent dealers. If at any time the Trust shall receive notice of any stop order or other proceeding in any such state affecting such registration or the sale of the Trust's shares, or of any stop order or other proceeding under the Federal securities laws affecting the sale of the Trust's shares, the Trust will give prompt notice thereof to the Bank.

            7.02 The Bank hereby agrees to establish and maintain or to cause to be established and maintained facilities and procedures reasonably acceptable to the Trust for safekeeping of stock certificates, check forms,and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, form and devices and to cause its sub-agent, if any, to carry insurance as specified in Exhibit 3 hereto with insurers acceptable to the Trust which insurance shall be in the minimum amounts specified in Exhibit 3 and which shall not be changed without the consent of the Trust,and will be expended in coverage or increased in amounts from time to time if and when reasonably requested by the Trust.

7.03 To the extent required by Section 31 of the Investment Company Act of 1940 and Rules thereunder, the Bank agrees that all records maintained by the Bank or by its sub-agent, if any, relating to the services to be performed by the Bank under this Agreement are the property of the Trust and will be preserved and will be surrendered promptly to the Trust on request.

7.04 The Bank agrees to cause its sub-agent, if any, to give the Trust two months written notice before commencing work on any now business at its location in Kansas City, Missouri. Such notice shall state the name of the company for whom work will be done, the number of its shareholders and shall explain the manner in which the sub-agent intends to add the new accounts without affecting the quality of its services to the Trust on behalf of tne Bank.

7.05 The Bank agrees to furnish and to cause its sub-agent, if any, to furnish the Trust semi-annual reports of its financial condition, consisting of a balance sheet, earnings statement and any other financial information reasonably requested by the Trust. The annual financial statements of the sub-agent, if any, shall be certified by the certified public accountants for such sub-agent.

            7.06 The Bank will cause its sub-agent, if any, to represent and agree that it will use its best efforts to keep current on the trends of the investment company industry relating to shareholder services and to agree that it will use its best efforts to continue to modernize and improve its system without additional costs to the Trust.

            7.07 The Trust and its authorized representatives will be permitted to make periodic inspections of the mutual funds operations of the Bank and the operations of the Bank's sub-agent, if any, at reasonable times during business hours.

Section 8. Termination of Agreement.

            8.01     This Agreement may be terminated by either party by one
                     (1) year's written notice to the other.

            8.02 The Trust, in addition to any other rights and remedies, shall have the right to terminate this Agreement forthwith upon the occurrence at any time of any of the following events: (a) Any interruption or cessation of operations by the Bank or its sub-agent, if any, which materially interferes with the business operation of the Trust; (b) Insolvency or bankruptcy of the Bank or the Bank's sub-agent, if any;

                      (c) Any merger, consolidation or sale of substantially all the assets of the Bank or the Bank's sub-agent, if any;

                      (d) The acquisition of the Bank's sub-agent, if any, or a con trolling interest therein by any broker, dealer, investment adviser or investment company; or I

                      (e) Failure by the Bank or its sub-agent, if any, to perform its duties in accordance with this Agreement which failure materially adversely effects the business operations of the Trust and which failure continues for sixty
                            (60) days after written notice from the Trust.

 8.03 If at any time this Agreement shall be terminated by the Trust pur suant to clause (a), (b) or (e) of paragraph 8.02, the Trust shall have and is hereby granted the right, at its option, to use or cause its agents, employees or independent contractors to use, for as long as the Trust deems necessary for its own operations, and no other, and without payment of any cumpensation or reimbursement to the Bank or its sub-agent, if any, the system then being used to process and maintain the Trust's shareholder records, including all of the programs, manuals and other materials and information necessary to operate the system.

 Section 9. Agency Regulations.

             9.01 Except as otherwise provided in this Agreement, the appointment of the Bank as Transfer Agent and Dividend Disbursing Agent shall require that its sub-agent, if any, shall be subject to the terms of the Mutual Fund Transfer Agency Regulations of DST (other than paragraphs 7, 12, 13 and 14), a copy of which is attached hereto as Exhibit C. With respect to paragraphs 29 and 33 of said Regulations, it is understood and agreed that funds for the payment of dividends and distributions may be deposited by the Trust directly in a bank account in the name of the Trust.

Section 10. Conditions Precedent to the Trust's Obligations.

            10.01 Anything herein contained to the contrary notwithstanding, this Agreement shall not take affect or be binding on the Trust unless and until the following condition shall have been met;

                     (a) This Agreament shall have been approved by the Board of Trustees of the Trust.

        Section 11. Assigment.

                    11.01 It is understood that the Trust desires to continue the utilization of the services, facilities, system and program; of DST, which has been serving as Transfer and Dividend Disbursing Agent for the Fund under an Agreement dated as of March 30, 1970. To that end, it is understood and agreed that all or any portion of the services to be provided by the Bank under this Agreement may be performed by DST, as the sub-agent of the Bank, under a sub-contract and that in the event of performance of any such services which are subcontracted to DST: (a) DST and the Bank shall each be entitled to all of the benefits herein afforded to the Bank, including, but not limited to the indemnities provided herein.
                     (b)     DST  shall,  by the terms and,  provisions  of the
                              Sub-Contract Agreement between the Bank and DST, be required to assume the same duties and responsibilities and provide the same quality of service, accuracy, efficient functioning of its system and operations, and keeping of records as required of the Bank, as Transfer Agent for the Trust.
                          (c) The  Trust  shall  deliver  to DST and to the Bank
                              certified copies of any and all resolutions of its Board of Trustees relating to the duties, procedures or responsibilities provided for herein.

                      (d) The Fund agrees that if It requests DST to perform any func tions not provided for in this Agreement, and DST performs such functions, the Bank shall have no responsibility for, and shall be Indemnified by the Fund against any loss, liability or claim resulting therefrom unless the performance of such function by DST shall have been consented to or approved by the Bank prior to such performance.

            11.02 With the exception of the sub-contract to DST referred to above, neither this Agreement nor any rights or obligations hereunder may be assigned by the Bank without the written consent of the Fund.

            11.03 This Agreement shall inure to the benefit of and be binding upon the parties and their respective successors and assigns. If for any reason the Bank terminates its sub-contract agreement with DST, the Fund shall have the right to terminate this agreement pursuant to Section 8.02 hereof.

Section 12. Confidentiality.

            12.01 The Bank agrees that in the event the Bank enters into a sub-contract with DST as contemplated by SectioD 11.01 hereof, it will cause DST to agree that, except as provided in the last sentence of paragraph 25 of Exhibit C hereto or as otherwise required by law, DST will keep confidential all records of and information in its possession relating to the Fund or its shareholders or shareholder accounts and will not disclose the same to any person except at the request or with the consent of the Fund.

            12.02 The Fund agrees that, subject to paragraph 8.63 and except as otherwise required by law, the Fund will, providing the Bank enters into a sub-contract with DST as contemplated by Section 11.01 hereof, keep confidential all financial statements and other financial records (other than statements and records relating solely to the Fund's business dealings with the Bank and its sub-agent, if any) and all manuals, systems and other technical-information and data not publicly disclosed relating to DST's operations and programs furnished to it by DST pursuant to this Agreement and will not disclose the same to any person except at the request or with the consent of DST.

Section 13. Survival of Representations and Warranties.

            13.01 All representations and warranties by either party herein contained shall survive the execution and delivery of this Agreement and its becoming effective under paragraph 10.01.

            IN WITNESS WHEREOF, the parties hereto have caused this Agreemint to be executed in the names and on their behalf under their corporate seals by and through their duly authorized officers, as of the day and year first above written.

                         LORD ABBETT LARGE-CAP GROWTH FUND

                                       By:
                                          President

ATTEST:


Secretary

                                       UNITED MISSOURI BANK OF KANSAS CITY,
                                       NATIONAL ASSOCIATION

                                       By:
                                       Executive Vice President

 ATTEST:

 Assistant Secretary

Lord Abbett Large Cap Growth Fund
The GM Building
767 Fifth Avenue
New York, NY  10153-0203

Dear Sirs:

         You have requested our opinion in connection with your filing of Amendment No. 1 to the Registration Statement on Form N-1A (the "Amendment") under the Investment Company Act of 1940, as amended (the "Act"), of Lord Abbett Large-Cap Growth Fund, a Delaware business trust (the "Company"), and in connection therewith your registration of Class A, Class B, Class C, and Class P shares of beneficial interest, without par value, of the Company (the "Shares").

         We have examined and relied upon originals, or copies certified to our satisfaction, of such company records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

         We are of the opinion that the Shares issued in the continuous offering have been duly authorized and, assuming the issuance of the Shares for cash at net asset value and receipt by the Company of the consideration therefore as set forth in the Amendment, the Shares will be validly issued, fully paid and nonassessable.

         We express no opinion as to matters governed by any laws other than the Title 12 of the Delaware Code. We consent to the filing of this opinion solely in connection with the Amendment. In giving such consent, we do not hereby admit that we come within the category of persons whose consent is required under
Section 7 of the Act or the rules and regulations of the Securities and Exchange Commission thereunder.

                           Very truly yours,


                           WILMER, CUTLER & PICKERING
                           By: /s/Jeremy N. Rubenstein
                           Jeremy N. Rubenstein, a partner

The Board of Trustees and Shareholders,
Lord Abbett Large-Cap Growth Fund:

We have audited the accompanying statement of net assets of Lord Abbett Large-Cap Growth Fund (the Fund) as of December 14, 1999. This financial statement is the responsibility of the Funds management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Lord Abbett Large-Cap Growth Fund at December 14, 1999 in conformity with generally accepted accounting principles.


New York, New York
December 23, 1999

INDEPENDENT AUDITORS' CONSENT

Lord Abbett Large-Cap Growth Fund:

We consent to the use in Pre-Effective Amendment No. 1 to Registration Statement No. 333-88103 of our report dated December 15, 1999 and to the reference to us under the caption "Investment Advisory And Other Services" and "Financial Statements" both of which appear in the Statement of Additional Information, which is a part of such Registration Statement.

DELOITTE & TOUCHE LLP

New York, NY
December 23, 1999

                               PURCHASE AGREEMENT


         Lord Abbett Large-Cap Growth Fund, a business trust organized under the laws of the State of Delaware (the "Trust"), and Lord, Abbett & Co. ("LAC"), a general partnership organized under the laws of the State of New York, agree as follows:

1.       Offer and Purchase.

         The Trust offers LAC and LAC purchases 10,000 shares, no par value per share (the "Shares"), of the Trust, at a price of $10 per Share. LAC acknowledges receipt of the Shares and the Trust acknowledges receipt from LAC of $100,000 in full payment for the Shares.

2.       Representation by LAC.

         LAC represents and warrants to the Trust that the Shares are being acquired for investment purposes and not with a view to resale or further distribution.

3.       Filing of Certificate of Trust.

         The Trust represents that a copy of its Certificate of Trust dated as of September 29, 1999, as amended from time to time, is on file with the Secretary of the State of Delaware.

4.       Dates.

         The Agreement has been executed by the Trust and LAC as of December 14, 1999 and will become effective as of the date the Trust's Registration Statement on Form N-1A becomes effective.

                        LORD ABBETT LARGE-CAP GROWTH FUND


                               By:/s/Lawrence H. Kaplan
                               Lawrence H. Kaplan
                               Deputy General Counsel


                                        LORD, ABBETT & CO.


                                 By: /s/Paul A. Hilstad
                                 Paul A. Hilstad
                                 General Counsel & Partner

                                POWER OF ATTORNEY

               Each person whose signature appears below on this Amendment to the Registration Statement hereby constitutes and appoints Paul A. Hilstad and Lawrence H. Kaplan, each of them, with full power to act without the other, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement of each Fund enumerated on Exhibit A hereto (including pre-effective amendments, post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

             Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                   Title                                  Date
----------                   -----                                  ----

                                    Chairman, President
  /s/Robert S. Dow                 and Director/Trustee         12/28/99
------------------------------      --------------------     -------------------
Robert S. Dow

 /s/E. Thayer Bigelow              Director/Trustee             12/28/99
------------------------------     ----------------         --------------------
E. Thayer Bigelow

   /s/William H. T. Bush          Director/Trustee              12/28/99
------------------------------     ----------------         --------------------
William H. T. Bush

 /s/Robert B. Calhoun, Jr.        Director/Trustee              12/28/99
------------------------------    ----------------          --------------------
Robert B. Calhoun, Jr.

 /s/Stewart S. Dixon             Director/Trustee               12/28/99
------------------------------   ----------------           --------------------
Stewart S. Dixon

 /s/John C. Jansing              Director/Trustee               12/28/99
------------------------------   ---------------            --------------------
John C. Jansing

/s/ C. Alan MacDonald            Director/Trustee               12/28/99
------------------------------   ----------------           --------------------
C. Alan MacDonald

/s/Hansel B. Millican, Jr.      Director/Trustee                12/28/99
------------------------------  ----------------            --------------------
Hansel B. Millican, Jr.

 /s/Thomas J. Neff              Director/Trustee                12/28/99
------------------------------  ----------------           ---------------------
Thomas J. Neff

                                Chief
  /s/Joan A. Binstock           Financial Officer               12/28/99
------------------------------ -----------------           ---------------------
Joan A. Binstock
EXHIBIT A

                        Lord Abbett Affiliated Fund, Inc.

                      Lord Abbett Bond-Debenture Fund, Inc.

                    Lord Abbett Developing Growth Fund, Inc.

                      Lord Abbett Mid-Cap Value Fund, Inc.

                          Lord Abbett Global Fund, Inc.

                          Lord Abbett Investment Trust

                          Lord Abbett Securities Trust

                     Lord Abbett Tax-Free Income Fund, Inc.

                        Lord Abbett Tax-Free Income Trust

         Lord Abbett U.S. Government Securities Money Market Fund, Inc.

                         Lord Abbett Research Fund, Inc.

                          Lord Abbett Series Fund, Inc.

                          Lord Abbett Equity Fund, Inc.

                      Lord Abbett Large-Cap Growth Fund
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